SEMIANNUAL REPORT AUGUST 31, 2001

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

STRATEGIC PARTNERS
FOCUSED GROWTH FUND

Objective: Seeks Long-Term Growth of Capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Strategic Partners Focused Growth Fund (the Fund) is long-term growth of capital. The Fund's strategy is to combine the efforts of two investment advisers that employ a growth style: Jennison Associates LLC (Jennison) and Alliance Capital Management, L.P. (Alliance). Each adviser selects approximately 20 securities. Jennison invests in midsize and large companies that it believes have superior absolute and relative earnings growth, and which are attractively valued. Jennison looks for firms with a competitive advantage in technology, distribution or brand name, or other qualities that set it apart from the competition. Alliance emphasizes companies that, in its view, have strong management, superior industry position, excellent balance sheets, and the ability to demonstrate superior earnings growth. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Sectors expressed as a percentage of
net assets as of 8/31/01

        16.3%   Financial Services/Insurance
        15.2    Retail
        12.8    Medical Products & Services
        12.5    Media
        12.0    Pharmaceuticals
        11.5    Computer Related
         9.5    Telecommunications
         4.6    Diversified Manufacturing
         3.8    Energy
         1.8    Cash & Equivalents

Five Largest Holdings--
Combined Portfolios

Expressed as a percentage of
net assets as of 8/31/01

    7.5%    Kohl's Corp.
            Retail
    6.8     Pfizer, Inc.
            Pharmaceuticals
    6.5     Viacom, Inc.
            Media
    5.6     Citigroup, Inc.
            Financial Services
    4.4     UnitedHealth Group, Inc.
            Medical Services

Holdings are subject to change.

                                   www.strategicpartners.com  (800) 225-1852

Semiannual Report    August 31, 2001

Cumulative Total Returns(1)    As of 8/31/01

                              Six       One     Since
                             Months     Year  Inception(2)
    Class A                 -14.11%   -42.16%   -37.30%
    Class B                 -14.46    -42.61    -37.90
    Class C                 -14.46    -42.61    -37.90
    Class Z                 -13.95    -42.03    -37.10
    Lipper Large-Cap
     Growth Fund Avg.(3)    -15.12    -41.90    -33.68

Average Annual Total Returns(1)    As of 9/30/01

                     One       Since
                     Year   Inception(2)
    Class A        -44.82%   -37.96%
    Class B        -45.15    -37.89
    Class C        -43.41    -36.92
    Class Z        -41.77    -35.35

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Source: Prudential Investments LLC and Lipper Inc. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

(2) Inception date: Class A, B, C, and Z, 6/1/00.

(3) The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, and since inception periods in the Lipper Large-Cap Growth Fund category. The Lipper Large-Cap Growth Fund Average includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median of the S&P MidCap 400 Index, invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index, and have an above-average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure.

                                                                              1

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STRATEGIC PARTNERS
OPPORTUNITY FUNDS                    (Logo)

                                                                October 15, 2001

DEAR SHAREHOLDER,

The investment climate during the semiannual reporting period of the Strategic Partners Focused Growth Fund--the six months ended August 31, 2001--was a poor one for growth stocks. Very sharp declines of the equity markets in March were followed by slower erosion through the rest of the Fund's reporting period (except for a short April bounce).

Against this unfriendly backdrop, the Fund's Class A shares returned -14.11% (-18.40% to those paying the maximum one-time Class A share sales charge). Disappointing as this was, it was better than the - 15.12% Lipper Large-Cap Growth Fund Average (representing the performance of comparable mutual funds), which trailed the -13.50% Russell 1000 Growth Index (a broad measure of large- and mid-cap growth stock returns) by more than one and a half percentage points. The market's decline was concentrated in stocks whose former strong performances had made them investor favorites. The Fund outperformed the average comparable fund primarily because its managers reduced its exposure to technology stocks, a hard-hit sector.

After the end of the Fund's reporting period, the world was shaken by the devastating attacks of September 11. Increased uncertainty about the future drove markets down. However, over the time horizon of most equity investors, these events are not likely to derail longer-term trends. Although economic recovery may have been delayed somewhat, any change in the long-term strength of the U.S. economy is not expected.

Sincerely,


David R. Odenath, Jr., President
Strategic Partners Opportunity Funds

2


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Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Semiannual Report    August 31, 2001

INVESTMENT ADVISERS' REPORT

In a steeply falling market for growth stocks, the bit of good news was that the Fund's shares lost less than those of its peers, as measured by the Lipper Large-Cap Growth Fund Average. As we entered this reporting period, the Fund's technology exposure was low for a growth fund, well below the sector's weighting of more than a third of the Russell 1000 Growth Index at that time. This relatively low technology exposure--the result of actions taken by both of the Fund's advisers--was the primary reason for its outperformance.

A second bright spot was the significantly positive return on several of the Fund's healthcare holdings: UnitedHealth Group (see Comments on Largest Alliance Holdings), Johnson & Johnson (see Comments on
Largest Jennison Holdings), and Laboratory Corporation of America
Holdings (a smaller Jennison holding). The first two of these are described in our commentary tables on pages 6 and 7; the third is a medical laboratory that benefited from the relatively strong performance of healthcare growth stocks in general, compared with the overall market for large-cap growth stocks. Healthcare is less subject to fluctuations in the economic cycle than most other growth sectors.

A few Jennison selections made smaller positive contributions, including Schlumberger (energy), Vodafone Group (wireless telephone services), and Home Depot (retail).

KOHL'S SHARES "GOT AHEAD OF THEMSELVES"
When a good stock moves up more rapidly than the company's earnings, reaching an expensive valuation (price/earnings P/E ratio), investment professionals say it "got ahead of itself." This happened to Kohl's shares (see Comments on Largest Alliance Holdings), which had risen 73.9% over the 12 months preceding this reporting period. They received a boost from the fact that consumer spending was the one strong point in the U.S. economy.

                                                                               3

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Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Semiannual Report    August 31, 2001

Both of the Fund's advisers had substantial commitments to Kohl's, making it the largest Fund position at the beginning of the period. These shares corrected by 15.8% over this six-month reporting period. Both advisers expect Kohl's to continue its exceptional earnings growth-- although somewhat slower than the 30% or more annual increases of the past five years--and its share price to resume its climb, albeit somewhat slower than in the preceding year. Alliance added to its position at a more favorable price.

TELECOMMUNICATIONS SERVICES HURT, AND HURT TECHNOLOGY
The sharp drop--indeed the shutdown--of investment in telecommunications networks over this reporting period hurt technology stocks. The largest detractors from the Fund's return in this sector were Alliance-held stocks: EMC (computer network memory systems), Amdocs (customer care and billing systems for telecommunications networks), and Cisco Systems (computer network routers, or rapid switching devices). Together with some smaller positions, these stocks had sharp declines. Alliance substantially reduced its position in EMC, whose prospects were diminished by software developments that slowed the addition of new network memory and by very aggressive price competition. It continues to hold Amdocs because it expects Amdocs-- earnings to improve when the economy does. Although Cisco shares had a net decline over the period, its share price was very volatile, and Alliance trimmed its holdings on upswings.

The drop in capital spending by telecommunications companies was caused by the likelihood that many service providers had overinvested in licenses and infrastructure, and by the closing of many Internet-related firms. Telecommunications service stocks also fell sharply. Both advisers liked AT&T Wireless Services and Vodafone Group, although Alliance had the larger commitments. Both stocks declined, but Jennison made a gain on Vodafone by trading (tactical purchases and sales) in the volatile market. Jennison also had a small position in Qwest Communications International, and added Sprint PCS late in the period at a bargain price. Alliance added to

4

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                                       www.strategicpartners.com  (800) 225-1852

its holdings of AT&T Wireless after its share price declined. AT&T's revenues per user are growing, and Alliance analysts believe it is well placed to benefit from future industry consolidation.

DRUG STOCKS FELL WITH THE MARKET
Both advisers had increased their holdings in healthcare before the beginning of this reporting period. Although the Fund's health service stocks made positive contributions to its return, as we discussed on page 3, drug stocks generally fell with the overall market. At the beginning of the period, the drug giant Pfizer appeared on both advisers-- lists of largest holdings, and it still is on Alliance's. Pfizer faced questions about the impact of competitors to its Lipitor (cholesterol) drug on its short-term earnings prospects; its shares fell more than most. The size of the Fund's position magnified the impact of this decline. However, both advisers believe the current price is quite attractive for the firm's long-term earnings potential.

The Fund also had substantial positions in Amgen, American Home
Products (both Jennison selections), and Pharmacia (Alliance). All fell more than the market average, and so detracted from performance relative to the Fund's benchmark.

ENERGY AND MEDIA THREATENED BY THE SLOW ECONOMY
Enron and BJ Services were large positions for Alliance and Jennison, respectively. Each was its adviser's worst detractor from the Fund's performance. Energy stocks tend to be volatile, driven by fluctuations in the price of oil. Fear that a global economic slowdown would weaken oil prices hurt both investments. Both advisers think their holdings suffered from investors-- general aversion to energy stocks. Alliance analysts think that Enron's profitability is less tied to oil prices than the profitability of most energy companies because it is primarily an energy trader, not a producer. Jennison thinks that oil service stocks have become very inexpensive, falling to P/Es near those in 1999 when oil was only $11 a barrel. (OPEC's recent target prices are more than $20 a barrel.)

                                                                               5

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Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Comments on Largest Holdings

Comments on Largest Jennison Holdings   As of 8/31/01

Household International Corp./Financial Services

Household International is one of the largest consumer finance companies in the United States.
We think it has superb management and accelerating profit growth that may exceed 15% a year. This growth potential is still unrecognized by most investors. Even after Household's gains during this reporting period, its shares were inexpensive.

Home Depot, Inc./Retail
Home Depot is the dominant company in the U.S. building materials industry and the only one beginning to move internationally. It is a well-managed company that we believe can grow 18%-22% a year for the foreseeable future. Moreover, we have a high opinion of the company's new CEO. Home Depot continues to have high returns on equity and capital.

Amgen, Inc./Biotechnology
Amgen is a leading global biotechnology company that discovers, develops, manufactures, and markets human drugs that are based on advances in cellular and molecular biology. Its major products include Epogen (for anemia related to kidney failure) and Neupogen (to prevent infection in chemotherapy patients). We believe that Amgen's new product cycle, particularly Aranesp (for kidney-related blood disorders), will allow the company to continue its strong earnings growth.

Johnson & Johnson/Medical Products
Johnson & Johnson manufactures healthcare products and provides related services for the consumer, pharmaceutical, and medical devices and diagnostics markets--including skin and hair care products, acetaminophen products, drugs, diagnostic equipment, and surgical equipment. We expect J & J to introduce a drug-coated stent (artery structural support) that virtually eliminates reclogging after implantation in coronary arteries. This could substantially increase the company's earnings growth.

Citigroup, Inc./Financial Services
Citigroup has extremely strong management, and is one of only four top players in the global capital markets business--a business with long-range growth potential because of the surge in global restructuring. We expect growth of about 15% a year. Considering this growth potential, its share price is compelling.

Holdings are subject to change.

6

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                                       www.strategicpartners.com (800) 225-1852

Semiannual Report    August 31, 2001

Comments on Largest Alliance Holdings   As of 8/31/01

Kohl's Corp./Retail
Kohl's is a fast-growing retailer that has carved out a lucrative niche between mall department stores and discounters, distributing brand products at discount prices. It operates 320 stores in 26 states, with plans to add 55-60 this year and to enter the Southern California market in 2003. Its Year 2000 results mark the fifth consecutive year of earnings growth over 30%.

UnitedHealth Group, Inc/Medical Services
United is the nation's second largest health insurer, providing care services through its own managed health system. It also provides specialty services to other healthcare providers. Its strong growth was reflected in fourth-quarter earnings above analysts-- estimates. It also added 2.1 million customers to its Uniprise and UnitedHealth segments during the 12 months ended January 2001.

Pfizer, Inc./Pharmaceuticals
Pfizer is a research-based pharmaceutical company that develops, manufactures, and markets medicines for humans and animals. Its recent merger with Warner-Lambert makes it the fastest-growing company in the industry. Its leading drugs include Lipitor (cholesterol), Viagra (impotence), Norvasc (high blood pressure), and Zoloft (depression). We expect strong earnings growth in 2001.

Viacom, Inc./Media
Viacom is a diversified entertainment company that owns broadcasting and cable networks, entertainment production companies, theme parks, publishing houses, and Internet services.
Its brands include CBS, MTV, Nickelodeon, BET, Paramount Pictures, Infinity Broadcasting, Blockbuster, and Simon and Schuster. It has demonstrated consistent performance, including a 56% rise in revenues for 2000.

MBNA Corp./Financial Services
MBNA's primary business is credit cards, particularly cards marketed through affinity groups such as alumni associations and nonprofit organizations. It benefits from the long-term trend toward using cards for a growing proportion of transactions, and in the short term, from the positive impact on its profit margin of a falling cost of funds. Earnings have grown more than 20% annually over the past five years.

Holdings are subject to change.

                                                                               7


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Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Semiannual Report    August 31, 2001

Each adviser had a substantial commitment to the media industry. Both liked AOL Time Warner, which has a unique combination of Internet and content strength. Jennison also favored Liberty Media, while Alliance liked Viacom. All three stocks were hurt by the impact of the economic slowdown on advertising revenue--a cyclical factor the Fund's advisers expect to pass.

Strategic Partners Focused Growth Fund Management Team

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of August 31, 2001 (Unaudited)

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  100.5%
Common Stocks
-------------------------------------------------------------------------------------
Airlines  2.4%
    173,700      UAL Corp.                                          $      5,676,516
-------------------------------------------------------------------------------------
Biotechnology  3.5%
    129,100      Amgen, Inc.(a)                                            8,301,130
-------------------------------------------------------------------------------------
Computers  3.6%
    300,400      Dell Computer Corp.(a)                                    6,422,552
    137,800      EMC Corp.(a)                                              2,130,388
                                                                    ----------------
                                                                           8,552,940
-------------------------------------------------------------------------------------
Diversified Manufacturing  4.6%
    149,400      General Electric Co.                                      6,122,412
     91,500      Tyco International Ltd.                                   4,753,425
                                                                    ----------------
                                                                          10,875,837
-------------------------------------------------------------------------------------
Financial Services  13.1%
    286,463      Citigroup, Inc.                                          13,105,682
     16,600      Goldman Sachs Group, Inc.                                 1,329,660
    146,500      Household International, Inc.                             8,658,150
    222,375      MBNA Corp.                                                7,729,755
                                                                    ----------------
                                                                          30,823,247
-------------------------------------------------------------------------------------
Health Management Organization  1.4%
     40,700      Laboratory Corporation America Holdings(a)                3,170,530
-------------------------------------------------------------------------------------
Insurance  3.2%
    114,100      Hartford Financial Services Group, Inc.                   7,393,680
-------------------------------------------------------------------------------------
Media  12.5%
    191,700      AOL Time Warner, Inc.(a)                                  7,159,995
    459,900      Liberty Media Corp.                                       6,990,480
    357,700      Viacom, Inc.(a)                                          15,166,480
                                                                    ----------------
                                                                          29,316,955

See Notes to Financial Statements                                      9

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
Medical Products  3.5%
    156,400      Johnson & Johnson                                  $      8,243,844
-------------------------------------------------------------------------------------
Medical Services  4.4%
    151,300      UnitedHealth Group, Inc.                                 10,297,478
-------------------------------------------------------------------------------------
Networking  0.8%
    117,000      Cisco Systems, Inc.(a)                                    1,910,610
-------------------------------------------------------------------------------------
Oil Services  2.3%
    239,300      BJ Services Co.(a)                                        5,367,499
-------------------------------------------------------------------------------------
Pharmaceuticals  12.0%
    125,900      American Home Products Corp.                              7,050,400
    416,500      Pfizer, Inc.                                             15,956,115
    128,600      Pharmacia Corp.                                           5,092,560
                                                                    ----------------
                                                                          28,099,075
-------------------------------------------------------------------------------------
Retail  15.2%
    186,200      Home Depot, Inc.                                          8,555,890
    315,400      Kohl's Corp.(a)                                          17,504,700
    202,800      Tiffany & Co.                                             6,317,220
     95,700      Walgreen Co.                                              3,287,295
                                                                    ----------------
                                                                          35,665,105
-------------------------------------------------------------------------------------
Semiconductors  4.3%
    110,300      Novellus Systems, Inc.(a)                                 4,887,393
    157,200      Texas Instruments, Inc.                                   5,203,320
                                                                    ----------------
                                                                          10,090,713
-------------------------------------------------------------------------------------
Software  2.7%
    111,600      Microsoft Corp.(a)                                        6,366,780
-------------------------------------------------------------------------------------
Telecommunications  9.5%
    107,500      Amdocs Ltd.(a)                                            4,117,250
    343,300      AT&T Wireless Services, Inc.                              5,321,150
    188,200      Nokia Corp. (ADR)(a)                                      2,962,268
    193,100      Sprint Corp.                                              4,823,638

    10                                     See Notes to Financial Statements

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
    249,500      Vodafone Group PLC (ADR)                           $      5,027,425
                                                                    ----------------
                                                                          22,251,731
-------------------------------------------------------------------------------------
Utilities-Electric & Gas  1.5%
     98,400      Enron Corp.                                               3,443,016
                                                                    ----------------
                 Total long-term investments (cost $283,275,957)         235,846,686
                                                                    ----------------

SHORT-TERM INVESTMENTS  1.7%
Principal
Amount                                      Moody's    Interest    Maturity
(000)                                       Ratings    Rate        Date
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER
  $  3,835    American Express Credit Corp. P1         3.64%       9/4/01           3,835,000
       241    Household Finance Corp.       P1         3.65        9/4/01             240,927
                                                                               --------------
              Total short-term investments
               (cost $4,075,927)                                                    4,075,927
                                                                               --------------
              Total Investments  102.2%
               (cost $287,351,884; Note 4)                                        239,922,613

              Liabilities in excess of other
               assets  (2.2%)                                                      (5,312,668)
                                                                               --------------
              Net Assets  100%                                                 $  234,609,945
                                                                               --------------
                                                                               --------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
PLC--Public Liability Company (British Company).

    See Notes to Financial Statements                                     11

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  August 31, 2001
---------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $287,351,884)                         $   239,922,613
Cash                                                                          855
Receivable for Investments sold                                         9,418,784
Receivable for Fund shares sold                                           194,788
Dividends and interest receivable                                         136,068
Prepaid assets                                                              1,897
                                                                  ---------------
      Total assets                                                    249,675,005
                                                                  ---------------
LIABILITIES
Payable for Investments purchased                                      11,451,378
Payable for Fund shares reacquired                                      2,746,934
Accrued expenses and other liabilities                                    490,048
Management fee payable                                                    194,511
Distribution fee payable                                                  182,189
                                                                  ---------------
      Total liabilities                                                15,065,060
                                                                  ---------------
NET ASSETS                                                        $   234,609,945
                                                                  ---------------
                                                                  ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $        37,679
   Paid-in capital in excess of par                                   389,729,471
                                                                  ---------------
                                                                      389,767,150
   Accumulated net investment loss                                     (1,956,743)
   Accumulated net realized loss on investments                      (105,771,191)
   Net unrealized depreciation on investments                         (47,429,271)
                                                                  ---------------
Net assets, August 31, 2001                                       $   234,609,945
                                                                  ---------------
                                                                  ---------------

    12                                     See Notes to Financial Statements

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  August 31, 2001
---------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($32,929,642
      / 5,249,273 shares of beneficial interest issued and
      outstanding)                                                          $6.27
   Maximum sales charge (5% of offering price)                               0.33
                                                                  ---------------
   Maximum offering price to public                                         $6.60
                                                                  ---------------
                                                                  ---------------
Class B:
   Net asset value and redemption price per share ($112,696,040
      / 18,135,106 shares of beneficial interest issued and
      outstanding)                                                          $6.21
                                                                  ---------------
                                                                  ---------------
Class C:
   Net asset value and redemption price per share ($76,607,397
      / 12,327,389 shares of beneficial interest issued and
      outstanding)                                                          $6.21
   Sales charge (1% of offering price)                                       0.06
                                                                  ---------------
   Offering price to public                                                 $6.27
                                                                  ---------------
                                                                  ---------------
Class Z:
   Net asset value and redemption price per share ($12,376,866
      / 1,967,212 shares of beneficial interest issued and
      outstanding)                                                          $6.29
                                                                  ---------------
                                                                  ---------------

    See Notes to Financial Statements                                     13

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  August 31, 2001
-----------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding tax of $22,019)           $      837,562
   Interest                                                               110,196
                                                                 ------------------
      Total income                                                        947,758
                                                                 ------------------
Expenses
   Management fee                                                       1,252,910
   Distribution fee--Class A                                               50,025
   Distribution fee--Class B                                              661,478
   Distribution fee--Class C                                              458,697
   Transfer agent's fees and expenses                                     185,000
   Registration fees                                                      100,000
   Reports to shareholders                                                 80,000
   Custodian's fees and expenses                                           77,000
   Audit fee                                                               15,000
   Legal fees and expenses                                                 15,000
   Trustees' fees and expenses                                              7,000
   Miscellaneous expenses                                                   2,391
                                                                 ------------------
      Total expenses                                                    2,904,501
                                                                 ------------------
Net investment loss                                                    (1,956,743)
                                                                 ------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                          (26,441,600)
Net change in unrealized depreciation on investments                  (12,408,563)
                                                                 ------------------
Net loss on investments                                               (38,850,163)
                                                                 ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  (40,806,906)
                                                                 ------------------
                                                                 ------------------

    14                                     See Notes to Financial Statements

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months          June 2, 2000(a)
                                                  Ended                 Through
                                             August 31, 2001       February 28, 2001
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                        $   (1,956,743)        $   (3,790,676)
   Net realized loss on investments              (26,441,600)           (79,329,591)
   Net change in unrealized depreciation
      on investments                             (12,408,563)           (35,020,708)
                                            ------------------    --------------------
   Net decrease in net assets resulting
      from operations                            (40,806,906)          (118,140,975)
                                            ------------------    --------------------
Fund share transactions (Net of share
   conversions) (Note 5)
   Net proceeds from shares sold                  18,993,682            479,824,324
   Cost of shares reacquired                     (36,458,141)           (68,902,039)
                                            ------------------    --------------------
   Net increase (decrease) in net assets
      from Fund share transactions               (17,464,459)           410,922,285
                                            ------------------    --------------------
Total increase (decrease)                        (58,271,365)           292,781,310
NET ASSETS
Beginning of period                              292,881,310                100,000
                                            ------------------    --------------------
End of period                                 $  234,609,945         $  292,881,310
                                            ------------------    --------------------
                                            ------------------    --------------------
------------------------------
(a) Commencement of investment operations.

    See Notes to Financial Statements                                     15

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited)

      Strategic Partners Opportunity Funds (the 'Company'), formerly known as Strategic Partners Series, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of three Funds: Strategic Partners Focused Growth Fund (the 'Fund'), Strategic Partners New Era Growth Fund and Strategic Partners Focused Value Fund. These financial statements relate to Strategic Partners Focused Growth Fund. The financial statements of the other Funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000. The Fund had no significant operations other than the issuance of 2,500 shares of each Class A, Class B, Class C and Class Z shares of beneficial interest for $100,000 on March 15, 2000 to Prudential Investments Fund Management LLC ('PIFM').

      The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in approximately 40 equity-related securities that are selected by the Fund's two investment subadvisers (up to approximately 20 each) as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

      Securities Valuation:    Securities for which the primary market is on an
exchange or NASDAQ National Market securities are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by PIFM, in consultation with the Advisers, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Trustees in consultation with the manager and applicable subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. Effective November 1, 2001, PIFM's name will change to Prudential Investments LLC. The Fund's Advisers consist of Alliance Capital Management, L.P. ('Alliance') and Jennison Associates LLC ('Jennison'). Each Adviser furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of the Adviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two Advisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) will be divided between the two subadvisers as PIFM deems appropriate. In addition, there will be periodic rebalancing of the portfolio's assets to take into account market fluctuations in order to maintain the approximately equal allocation. As a consequence, the portfolio will allocate assets from the better performing of the two subadvisers to the other.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1%, respectively, for the period ended August 31, 2001.

      PIMS has advised the Fund that it has received approximately $123,100 and $51,900 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the period ended August 31, 2001.

      PIMS has advised the Fund that it has received approximately $317,500 and $89,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively during the period ended August 31, 2001.

      PIFM, PIMS and Jennison are indirect wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended August 31, 2001.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the period ended August 31, 2001, the Fund incurred fees of approximately $179,400 for the services of PMFS. As of August 31, 2001, approximately $29,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the period ended August 31, 2001 aggregated $96,932,198 and $104,771,773, respectively.

      The United States federal income tax basis of the Fund's investments at August 31, 2001 was $289,982,401 and, accordingly, net unrealized depreciation for federal income tax purposes was $50,059,788 (gross unrealized appreciation--$5,534,327; gross unrealized depreciation--$55,594,115).

      For federal income tax purposes, the Fund has a capital loss carryforward as of August 31, 2001 of approximately $26,354,680, which expires in 2007. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such capital loss carryforward. In addition, the Fund has elected to treat net capital losses of $49,236,335 incurred in the four month period ended February 28, 2001 as having occurred in the current fiscal year.

Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended August 31, 2001:
Shares sold                                                     521,313    $  3,726,067
Shares reacquired                                            (1,190,976)     (8,240,285)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (669,663)     (4,514,218)
Shares issued upon conversion from Class B                          974           5,279
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (668,689)   $ (4,508,939)
                                                             ----------    ------------
                                                             ----------    ------------
June 2, 2000(a) through
  February 28, 2001:
Shares sold                                                   7,995,284    $ 79,922,524
Shares reacquired                                            (2,079,822)    (18,924,348)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 5,915,462    $ 60,998,176
                                                             ----------    ------------
                                                             ----------    ------------
Class B
-------
Six months ended August 31, 2001:
Shares sold                                                     964,739    $  6,778,620
Shares reacquired                                            (1,795,136)    (12,301,911)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (830,397)     (5,523,291)
Shares reacquired upon conversion into Class A                     (985)         (5,279)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (831,382)   $ (5,528,570)
                                                             ----------    ------------
                                                             ----------    ------------
June 2, 2000(a) through
  February 28, 2001:
Shares sold                                                  20,871,945    $208,244,468
Shares reacquired                                            (1,907,957)    (16,139,200)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                18,963,988    $192,105,268
                                                             ----------    ------------
                                                             ----------    ------------
Class C
--------
Six months ended August 31, 2001:
Shares sold                                                     804,834    $  5,703,021
Shares reacquired                                            (1,763,145)    (12,060,758)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (958,311)   $ (6,357,737)
                                                             ----------    ------------
                                                             ----------    ------------
June 2, 2000(a) through
  February 28, 2001:
Shares sold                                                  15,417,182    $154,148,163
Shares reacquired                                            (2,133,982)    (18,829,012)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                13,283,200    $135,319,151
                                                             ----------    ------------
                                                             ----------    ------------

    20

 Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended August 31, 2001:
Shares sold                                                     395,516    $  2,785,974
Shares reacquired                                              (558,289)     (3,855,187)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (162,773)   $ (1,069,213)
                                                             ----------    ------------
                                                             ----------    ------------
June 2, 2000(a) through
  February 28, 2001:
Shares sold                                                   3,760,771    $ 37,509,169
Shares reacquired                                            (1,633,286)    (15,009,479)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 2,127,485    $ 22,499,690
                                                             ----------    ------------
                                                             ----------    ------------

------------------------------
(a) Commencement of investment operations.

Strategic Partners Opportunity Fund
Strategic Partners Focused Growth Fund
             Financial Highlights (Unaudited)

                                                         Class A
                                             -------------------------------
                                             Six Months      June 2, 2000(a)
                                                Ended            Through
                                             August 31,       February 28,
                                                2001              2001
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $  7.30           $ 10.00
                                             -----------     ---------------
Income from investment operations
Net investment loss                              (0.03)            (0.06)
Net realized and unrealized loss on
   investments                                   (1.00)            (2.64)
                                             -----------     ---------------
   Total from investment operations              (1.03)            (2.70)
                                             -----------     ---------------
Net asset value, end of period                 $  6.27           $  7.30
                                             -----------     ---------------
                                             -----------     ---------------
TOTAL RETURN(b):                                (14.11)%          (27.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $32,930           $43,200
Average net assets (000)                       $39,694           $59,259
Ratios to average net assets(c):
   Expenses, including distribution and
      service (12b-1) fees                        1.50%             1.57%
   Expenses, excluding distribution and
      service (12b-1) fees                        1.25%             1.32%
   Net investment loss                           (0.81)%           (0.80)%
For Class A, B, C and Z shares:
   Portfolio turnover(d)                            36%              116%


------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Not annualized.

    22                                     See Notes to Financial Statements

Strategic Partners Opportunity Fund
Strategic Partners Focused Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                         Class B
                                             -------------------------------
                                             Six Months      June 2, 2000(a)
                                                Ended            Through
                                             August 31,       February 28,
                                                2001              2001
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $    7.26         $   10.00
                                             -----------     ---------------
Income from investment operations
Net investment loss                               (0.06)            (0.10)
Net realized and unrealized loss on
   investments                                    (0.99)            (2.64)
                                             -----------     ---------------
   Total from investment operations               (1.05)            (2.74)
                                             -----------     ---------------
Net asset value, end of period                $    6.21         $    7.26
                                             -----------     ---------------
                                             -----------     ---------------
TOTAL RETURN(b):                                 (14.46)%          (27.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)               $ 112,696         $ 137,671
Average net assets (000)                      $ 131,217         $ 164,779
Ratios to average net assets(c):
   Expenses, including distribution and
      service (12b-1) fees                         2.25%             2.32%
   Expenses, excluding distribution and
      service (12b-1) fees                         1.25%             1.32%
   Net investment loss                            (1.57)%           (1.56)%


------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.

    See Notes to Financial Statements                                     23

Strategic Partners Opportunity Fund
Strategic Partners Focused Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                         Class C
                                             -------------------------------
                                             Six Months      June 2, 2000(a)
                                                Ended            Through
                                             August 31,       February 28,
                                                2001              2001
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $  7.26          $   10.00
                                             -----------     ---------------
Income from investment operations
Net investment loss                              (0.06)             (0.10)
Net realized and unrealized loss on
   investments                                   (0.99)             (2.64)
                                             -----------     ---------------
   Total from investment operations              (1.05)             (2.74)
                                             -----------     ---------------
Net asset value, end of period                 $  6.21          $    7.26
                                             -----------     ---------------
                                             -----------     ---------------
TOTAL RETURN(b):                                (14.46)%           (27.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $76,607          $  96,437
Average net assets (000)                       $90,992          $ 121,487
Ratios to average net assets(c):
   Expenses, including distribution and
      service (12b-1) fees                        2.25%              2.32%
   Expenses, excluding distribution and
      service (12b-1) fees                        1.25%              1.32%
   Net investment loss                           (1.57)%            (1.56)%


------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.

    24                                     See Notes to Financial Statements

Strategic Partners Opportunity Fund
Strategic Partners Focused Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                         Class Z
                                             -------------------------------
                                             Six Months      June 2, 2000(a)
                                                Ended            Through
                                             August 31,       February 28,
                                                2001              2001
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $  7.31           $ 10.00
                                             -----------     ---------------
Income from investment operations
Net investment loss                              (0.02)            (0.04)
Net realized and unrealized loss on
   investments                                   (1.00)            (2.65)
                                             -----------     ---------------
   Total from investment operations              (1.02)            (2.69)
                                             -----------     ---------------
Net asset value, end of period                 $  6.29           $  7.31
                                             -----------     ---------------
                                             -----------     ---------------
TOTAL RETURN(b):                                (13.95)%          (26.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $12,377           $15,574
Average net assets (000)                       $14,252           $22,544
Ratios to average net assets(c):
   Expenses, including distribution and
      service (12b-1) fees                        1.25%             1.32%
   Expenses, excluding distribution and
      service (12b-1) fees                        1.25%             1.32%
   Net investment loss                           (0.56)%           (0.55)%


------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.

    See Notes to Financial Statements                                     25

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Getting the Most from your Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                                        www.strategicpartners.com (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Strategic Partners Opportunity Funds

The Strategic Partners Mutual Fund Family

Strategic Partners offers a variety of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Please read the applicable prospectus carefully before you invest or send money.

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

* This fund is not a direct purchase money fund and is only an exchangeable money fund.

                                        www.strategicpartners.com (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Trustees
Eugene C. Dorsey
Saul K. Fenster
Robert F. Gunia
Maurice F. Holmes
Robert E. LaBlanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Joseph Weber
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
George P. Attisano, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Alliance Capital Management, L.P.
1345 Avenue of the Americas
New York, NY 10105

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols   NASDAQ     CUSIP
    Class A    SPFAX    86276R106
    Class B    SPFBX    86276R205
    Class C    SPFCX    86276R304
    Class Z    SPFZX    86276R403

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(Logo)


MFSP500E2    86276R106    86276R205    86276R304    86276R403

(Logo) Printed on Recycled Paper

                                 Semiannual Report August 31, 2001

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

STRATEGIC PARTNERS               (LOGO)
New Era Growth Fund

Objective: Seeks Long-Term Growth of Capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Strategic Partners New Era Growth Fund (the Fund) is long-term growth of capital. The Fund's strategy is to combine the efforts of two investment advisers that employ a growth style: Jennison Associates LLC (Jennison) and Massachusetts Financial Services Company (MFS). Jennison invests in small and midsize companies that it believes have superior management, a unique market niche or a strong new product profile, and are attractively valued. MFS focuses on companies of any size that are early in their life cycle or otherwise are expected to accelerate their earnings growth rate. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

    Sectors expressed as a percentage of
net assets as of 8/31/01

        39.7%   Technology
        15.3    Healthcare
        13.3    Consumer Cyclicals
         8.7    Miscellaneous
         7.6    Financials
         7.4    Communication Services
         4.3    Energy
         3.7    Cash & Equivalents

Five Largest Holdings--
Combined Portfolios

    Expressed as a percentage of
net assets as of 8/31/01
    2.9%    Tyco International, Ltd.
            Diversified Manufacturing
    2.4     Concord EFS, Inc.
            Commercial Services
    2.4     DST Systems, Inc.
            Computer Software & Services
    1.7     EchoStar Communications Corp.
            Cable & Pay Television Systems
    1.7     American Tower Corp.
            Telecommunications Equipment

Holdings are subject to change.

                      www.strategicpartners.com    (800) 225-1852

Semiannual Report    August 31, 2001

Cumulative Total Returns1 (Without Sales Charges)         As of 8/31/01

                                             Six        Since
                                            Months     Inception2
    Class A                                 -18.12%     -25.90%
    Class B                                 -18.36      -26.20
    Class C                                 -18.36      -26.20
    Class Z                                 -17.97      -25.60
    Lipper Multi-Cap Growth Fund Avg.3      -16.93      -25.60

Cumulative Total Returns1 (With Sales Charges)           As of 8/31/01

                     Six         Since
                    Months     Inception2
    Class A        -22.22%      -29.61%
    Class B        -22.44       -29.89
    Class C        -19.99       -27.67
    Class Z        -17.97       -25.60

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments LLC and Lipper Inc. Since the Fund has been in existence less than one year, returns are cumulative, and no average annual total returns are presented. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
  (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
2 Inception date: Class A, B, C, and Z, 11/22/00.
3 The Lipper Average is unmanaged, and is based on the average return of all funds in each share class for the six-month and since inception periods in the Lipper Multi-Cap Growth Fund category. The Lipper Multi-Cap Growth Fund Average includes funds that invest in a variety of market capitalization ranges, generally have between 25% and 75% of their equity assets invested in companies with market capitalizations above 300% of the dollar-weighted median of the S&P MidCap 400 Index, invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index, and have an above-average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure.

STRATEGIC PARTNERS
OPPORTUNITY FUNDS                                        (LOGO)

                                               October 15, 2001
DEAR SHAREHOLDER,
The six months ended August 31, 2001--the semiannual reporting period for the Strategic Partners New Era Growth Fund--was marked by continuing evidence that the global economy was slowing, with many technology companies reporting few, if any, new orders. It was a particularly bad environment for the kind of rapidly growing companies favored by the Fund. Moreover, the strong long-term growth potential of telecommunications-related and information technology companies meant they were well represented in the Fund, and these sectors were the market's worst performers. As the Russell 1000 Growth Index--which represents the broad market of large- and mid-cap growth stocks-- dropped 13.50%, the Fund's Class A shares returned -18.12% (-22.22% to those paying the maximum one-time Class A share sales charge).
Over this period, the Lipper Multi-Cap Growth Fund Average returned
-16.93%.

After the end of the Fund's reporting period, the world was shaken by the devastating events of September 11. Equity markets were hit by uncertainty about the future. The premium that investors are willing to pay for growth potential often shrinks during economic slowdowns and increases in upswings, shrinks during times of trauma and increases during periods of mobilization. Although economic recovery may have been delayed somewhat, any change in the long-term strength of the U.S. economy is not expected.

Sincerely,


David R. Odenath, Jr., President
Strategic Partners Opportunity Funds

2

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Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Semiannual Report    August 31, 2001

INVESTMENT ADVISERS' REPORT

THE GROWTH WORLD STAYED UPSIDE DOWN
The leading drivers of economic growth in recent years have been the telecommunications services and technology sectors. Although stock prices for both reached unsustainable peaks around the turn of the century, the subsequent correction has been unexpectedly deep. As an aggressive growth investor, the Strategic Partners New Era Growth Fund had substantial positions in both sectors, despite its diversification into other areas such as healthcare and media. This had a large negative impact on the Fund's return.

The dramatic decline in spending for information technology (IT) equipment hurt the software and computer/telecommunications equipment stocks of both advisers. MFS's larger software detractors included Oracle and Checkpoint. It had a substantial position in Oracle, which fell with the decline of the software group generally. MFS believes that Oracle's strong application suite will benefit as customers migrate to single providers of broad, multifunction suites. In addition, it has a dominant position in the databases that are at the heart of enterprise software systems. Checkpoint's software--firewalls and virtual private networks--protects systems from outside intrusion. Its products have superior performance and features, in the view of MFS analysts, while its market penetration is still low. MFS expects Checkpoint's rapid growth to continue when IT spending recovers. At period end, Checkpoint's shares were very inexpensive, given their growth potential.

The negative impact of Jennison's software selections came primarily from Exodus Communications, Rational Software, and RSA Security. Exodus was exposed to the sudden contraction of Internet companies when its clients retrenched. Exodus' leveraged balance sheet then pushed it into bankruptcy. It was Jennison's largest detractor. Rational Software shares had continued to rise through the Fund's prior reporting period, but corrected during this reporting period. RSA Security sells both hardware and software products for authentication and encryption. Its sales continued to rise through the

                                                                     3

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Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Semiannual Report    August 31, 2001

second quarter of 2001, but its share price declined because of the impact of the IT spending slowdown on investors. As with Checkpoint, it is likely to benefit from a greater focus in the future on network security features.

In the networking/telecommunications equipment group, Jennison was hurt by its exposure to CIENA and Tellabs, while MFS held several smaller companies, such as Comverse Technologies. All suffered from the financial pressures on European wireless companies, which delayed spending to upgrade their systems. The stocks became inexpensive although the long-term growth potential of this group remained high. Jennison was also hurt by its position in American Tower, which owns towers for wireless antennas, and leases its capacity to service providers. American Towers' stock fell sharply along with the wireless service providers, but its business is relatively insulated from the fierce competitive pressures facing the service providers. Jennison still has confidence in the future of these companies.

MFS held several competitive local exchange carriers (CLECs)-- companies that compete with the entrenched Bell companies offering local telephone and data services. The CLECs required additional funding while they were establishing themselves, and were hurt as a group by the deteriorating capital markets. MFS substantially reduced its commitment to this group.

SOME POSITIVE RETURNS
The Fund's return was supported by several investments that advanced in price despite the poor market. Jennison had several health and biotechnology companies that had net upward movements over the period, despite a very volatile, rumor-prone market for these stocks. By continuing to focus on the companies' underlying strengths, Jennison increased the return on its positions by judicious trading--buying on weakness and trimming on strengths. The largest contributions came from shares in Celgene, Express Scripts, Alza, and IVAX. However, Jennison's largest positive contribution came from CSG Systems International, its third largest position at the
                           www.strategicpartners.com    (800) 225-1852

beginning of the reporting period. CSG provides customer service and billing equipment for telecommunications service providers such as cable and telephone companies. It is a very profitable and growing company.

Jennison also had a double positive impact from consumer interest in Sony PlayStations. Both Barnes & Noble, which sells the products, and Electronic Arts, which writes software for the systems, had substantial gains over the period. Jennison's position in Lexmark International benefited from the visible earnings stream that Lexmark derives from sales of supplies for its computer printers.

MFS's largest contribution came from Harley Davidson. Demand for heavy, high-end motorcycles, in which it has the dominant position, continued to be high, while supply continued to be constrained by the company's limited production capacity. Both revenues and earnings held up despite the generally poor economic conditions.

DIVERSIFICATION OF STRATEGY
The combination of two investment advisers diversifies the Fund's portfolio strategy. MFS believes that the huge decline in the price of shares in general, and of growth stocks in particular, has brought share prices to levels appropriate for worst-case projections. Its holdings are positioned to benefit from a recovery. Jennison is unwilling to leave too many eggs in one basket. It is adding a commitment to companies it believes will fare well even in poor economic conditions: transaction processors among technology stocks (see Comments on Largest Jennison Holdings for Concord EFS and DST Systems), and health-related service providers such as Express Scripts (mail-order drug benefits) and Andrx Group (oral controlled-release drug delivery systems).

Strategic Partners New Era Growth Fund Management Team
                                                                    5

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Comments on Largest Holdings

Comments on Largest MFS Holdings                       As of 8/31/01

Tyco International, Ltd./Diversified Manufacturing
Tyco's major product lines are fire and security monitoring services using proprietary technology, disposable healthcare products, undersea telecommunication cables, and financial services (since its recent acquisition of CIT). In December 2000, it acquired Power Systems, which makes power products for the information technology industries. Our familiarity with, and confidence in, Tyco's management reinforce our expectation of strong revenue and earnings growth.

Analog Devices, Inc./Electronic Components
Analog Devices produces analog and mixed analog/digital semiconductor telecommunication components. Its core analog business is less volatile than other semiconductor lines, while its addition of a higher-margin analog/digital line should accelerate its earnings growth. We expect both product lines to benefit from a turnaround in semiconductors, where share prices are now very attractive because of a deep cyclical earnings decline.

Clear Channel Communications/Media
Clear Channel is the largest operator of radio stations in the United States. After its acquisition of AMFM, its size allows it to be a single source for radio advertisers. Radio stocks were hurt by slowing advertising spending in 2000, but radio remains the fastest-growing advertising segment. Recent events are likely to delay a recovery until next year, but Clear Channel's stock has held up relatively well.

Charter Communications, Inc. /Cable & Pay Television Systems
Charter operates video cable systems. An infusion of cash allowed its strong management team to buy a large number of underperforming cable operations. Since these acquisitions had below-average market penetration, Charter's management improvements can lead to above-average growth of revenues and cash flow. This makes it a growth company in a generally stable business.

Sprint Corp. (PCS Group)/Telecommunications
Sprint's wireless telephone services use a new (PCS) technology. The stock is inexpensive because start-up costs kept its cash flow negative. Cash flow recently turned positive, and we expect it to grow rapidly because Sprint uses the same superior technology throughout its network, keeping its operating and upgrading costs lower than its competitors'. It has the highest new subscriber growth rate in the United States.

Holdings are subject to change.

                       www.strategicpartners.com    (800) 225-1852

Semiannual Report    August 31, 2001

Comments on Largest Jennison Holdings   As of 8/31/01

Concord EFS, Inc./Commercial Services
Concord is a processor of financial transactions that has shown consistent earnings growth over more than five years. It processes ATM transactions, merchant check validations, and credit and debit card sales. We expect Concord's rapid growth to continue, spurred by the growth of debit cards.

Apollo Group, Inc./Education
Apollo offers accredited degree programs and professional courses to working adults through the University of Phoenix (a distant-learning university) and institutes for professional education. Companies, which often pay for technology-related training for their employees, usually do not view them as discretionary expenses. Apollo dominates this category, and its very visible future earnings should attract more investors in turbulent times.

DST Systems, Inc./Computer Software & Services
DST is the largest independent processor of mutual fund shareholder transactions. Its share price dropped because of rising mutual fund redemptions, but we expect fund companies to increase their use of outsourced services when budgets are tight. DST has retained 95% of its customers over its long history, and its revenues are tied to its number of accounts, not to share prices. DST's own investment portfolio is attractive.

Household International, Inc./Financial Services
Household International is one of the largest consumer finance companies in the United States. We think it has superb management, and expect accelerating profit growth, perhaps exceeding 15% a year. This growth potential is still unrecognized by most investors.
Even after Household's gains during this reporting period, its shares were inexpensive for a growth company--about 15 times current earnings.

Synopsys, Inc./Computer Software & Services
Synopsys makes software tools used for the design of semiconductor chips. It has a diversified customer and product base. Because it charges its customers on a subscription basis, its future earnings are very visible. Moreover, they grew consistently until the last quarter of 2000, and then resumed growth from a lower base. Consistent, visible earnings growth is particularly attractive in the present uncertaintly.

Holdings are subject to change.
                                                              7

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      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Portfolio of Investments as of August 31, 2001 (Unaudited)

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.3%
Common Stocks
-------------------------------------------------------------------------------------
Advertising  1.5%
     55,700      Interpublic Group of Cos., Inc.                    $      1,508,356
     42,100      TMP Worldwide, Inc.(a)                                    1,888,185
                                                                    ----------------
                                                                           3,396,541
-------------------------------------------------------------------------------------
Apparel  0.6%
     28,600      Liz Claiborne, Inc.                                       1,500,070
-------------------------------------------------------------------------------------
Automotive Parts  0.1%
     16,700      American Axle & Manufacturing Holdings, Inc.(a)             314,795
-------------------------------------------------------------------------------------
Biotechnology  3.3%
     13,600      Biogen, Inc.(a)                                             820,896
     60,800      Genentech, Inc.(a)                                        2,790,720
     29,500      Human Genome Sciences, Inc.(a)                            1,323,960
     20,200      Invitrogen Corp.(a)                                       1,374,206
     21,900      Protein Design Labs, Inc.(a)                              1,287,501
                                                                    ----------------
                                                                           7,597,283
-------------------------------------------------------------------------------------
Broadcasting  1.0%
    112,600      Liberty Media Corp. (Class 'A' Stock)(a)                  1,711,520
     18,700      Univision Communications, Inc.(a)                           557,821
                                                                    ----------------
                                                                           2,269,341
-------------------------------------------------------------------------------------
Cable & Pay Television Systems  2.8%
    125,000      Charter Communications, Inc. (Class 'A'
                  Stock)(a)                                                2,525,000
    139,900      EchoStar Communications Corp. (Class 'A'
                  Stock)(a)                                                3,939,584
                                                                    ----------------
                                                                           6,464,584
-------------------------------------------------------------------------------------
Commercial Services  4.6%
    161,500      Cendant Corp.(a)                                          3,079,805
      7,700      Cintas Corp.                                                358,512
    106,100      Concord EFS, Inc.(a)                                      5,567,067
     92,100      Quintiles Transnational Corp.(a)                          1,612,671
                                                                    ----------------
                                                                          10,618,055

    8                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Computers  2.3%
    127,400      Apple Computer, Inc.(a)                            $      2,363,270
     52,500      Cisco Systems, Inc.(a)                                      857,325
     64,500      EMC Corp.(a)                                                997,170
     98,300      Sun Microsystems, Inc.(a)                                 1,125,535
                                                                    ----------------
                                                                           5,343,300
-------------------------------------------------------------------------------------
Computer Software & Services  13.9%
     25,900      Affiliated Computer Services, Inc. (Class 'A'
                  Stock)(a)                                                2,117,843
     18,500      BEA Systems, Inc.(a)                                        299,145
     71,800      Cadence Design Systems, Inc.(a)                           1,578,164
     35,300      Computer Associates International, Inc.                   1,096,065
    115,300      DST Systems, Inc.(a)                                      5,517,105
     45,900      Electronic Arts, Inc.(a)                                  2,648,889
     23,500      Extreme Networks, Inc.(a)                                   375,295
     91,100      i2 Technologies, Inc.(a)                                    606,726
     33,700      Intuit, Inc.(a)                                           1,273,186
     50,500      Lexmark International, Inc.(a)                            2,628,525
     22,100      Microsoft Corp.(a)                                        1,260,805
    136,700      Oracle Corp.(a)                                           1,669,107
    210,400      Parametric Technology Corp.(a)                            1,533,816
     37,200      Peoplesoft, Inc.(a)                                       1,282,656
    212,900      Rational Software Corp.(a)                                3,057,244
     31,600      SAP AG, ADR (Germany)                                     1,089,884
     61,900      Synopsys, Inc.(a)                                         2,856,066
     46,200      VERITAS Software Corp.(a)                                 1,326,864
                                                                    ----------------
                                                                          32,217,385
-------------------------------------------------------------------------------------
Consulting  0.3%
     51,660      Accenture, Ltd. (Bermuda) (Class 'A' Stock)(a)              769,734
-------------------------------------------------------------------------------------
Data Processing/Management  2.9%
     39,500      Automatic Data Processing, Inc.                           2,044,520
     43,300      CSG Systems International, Inc.(a)                        1,987,470
     21,300      First Data Corp.                                          1,402,605
     26,300      Fiserv, Inc.(a)                                           1,424,671
                                                                    ----------------
                                                                           6,859,266

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Diversified Manufacturing  2.9%
    128,200      Tyco International, Ltd. (Bermuda)                 $      6,659,990
-------------------------------------------------------------------------------------
Drugs & Healthcare  10.3%
     20,200      Allergan, Inc.                                            1,459,450
     40,700      American Home Products Corp.                              2,279,200
     35,200      Andrx Group(a)                                            2,474,208
     23,000      Apria Healthcare Group, Inc.(a)                             624,680
     49,500      Biovail Corp. (Canada)(a)                                 2,281,950
     74,400      Celgene Corp.(a)                                          2,069,064
     58,600      Express Scripts, Inc.(a)                                  3,135,100
     22,200      Forest Laboratories, Inc.(a)                              1,620,822
     30,300      IDEC Pharmaceuticals Corp.(a)                             1,795,881
     44,900      IMS Health, Inc.                                          1,195,238
     25,300      Lilly (Eli) & Co.                                         1,964,039
     32,600      Pharmacia Corp.                                           1,290,960
     39,400      Sepracor, Inc.(a)                                         1,682,380
                                                                    ----------------
                                                                          23,872,972
-------------------------------------------------------------------------------------
Education  2.0%
     93,400      Apollo Group, Inc. (Class 'A' Stock)(a)                   3,677,158
     29,800      SmartForce PLC, ADR (Ireland)(a)                            867,180
                                                                    ----------------
                                                                           4,544,338
-------------------------------------------------------------------------------------
Electronic Components  5.8%
     56,700      Analog Devices, Inc.(a)                                   2,709,126
     27,300      Celestica, Inc. (Canada) (Sub Shares)(a)                    993,720
     66,100      Flextronics International, Ltd. (Singapore)(a)            1,450,234
     31,700      KLA-Tencor Corp.(a)                                       1,557,738
     30,400      Linear Technology Corp.                                   1,248,832
     65,500      LSI Logic Corp.(a)                                        1,326,375
    183,100      Solectron Corp.(a)                                        2,490,160
     41,200      Xilinx, Inc.(a)                                           1,608,448
                                                                    ----------------
                                                                          13,384,633
-------------------------------------------------------------------------------------
Financial Services  6.8%

      2,900      Capital One Financial Corp.                                 161,269

    10                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     38,500      Freddie Mac                                        $      2,420,880
     18,100      Goldman Sachs Group, Inc.                                 1,449,810
     51,000      Household International, Inc.                             3,014,100
     54,400      Instinet Group, Inc.(a)                                     642,464
     20,500      Lehman Brothers Holdings, Inc.                            1,345,825
     21,300      Morgan Stanley Dean Witter & Co.                          1,136,355
     32,700      Northern Trust Corp.                                      1,854,090
     38,200      State Street Corp.                                        1,854,992
     70,400      Stilwell Financial, Inc.                                  2,013,440
                                                                    ----------------
                                                                          15,893,225
-------------------------------------------------------------------------------------
Gaming  0.8%
     36,200      International Game Technology(a)                          1,937,424
-------------------------------------------------------------------------------------
Gas Pipelines  1.6%
     51,500      Dynegy, Inc. (Class 'A' Stock)                            2,171,755
     31,191      El Paso Corp.                                             1,515,571
                                                                    ----------------
                                                                           3,687,326
-------------------------------------------------------------------------------------
Hotels & Leisure  0.7%
     51,100      Starwood Hotels & Resorts Worldwide, Inc.                 1,729,735
-------------------------------------------------------------------------------------
Human Resources  0.3%
     30,800      Robert Half International, Inc.(a)                          766,612
-------------------------------------------------------------------------------------
Instrument - Controls  1.5%
     61,700      Tektronix, Inc.(a)                                        1,205,618
    100,900      Thermo Electron Corp.(a)                                  2,186,503
                                                                    ----------------
                                                                           3,392,121
-------------------------------------------------------------------------------------
Insurance  0.8%
     14,700      CIGNA Corp.                                               1,323,000
     14,700      St. Paul Cos., Inc.                                         617,841
                                                                    ----------------
                                                                           1,940,841
-------------------------------------------------------------------------------------
Internet Content  6.1%
     62,200      Akamai Technologies, Inc.(a)                                261,862
     49,350      Check Point Software Technologies, Ltd.
                  (Israel)(a)                                              1,578,706
     67,200      CheckFree Corp.(a)                                        1,472,352

    See Notes to Financial Statements                                     11

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     21,800      eBay, Inc.(a)                                      $      1,225,814
      8,300      Netegrity, Inc.(a)                                          146,910
     79,700      Openwave Systems, Inc.(a)                                 1,278,388
    303,600      RealNetworks, Inc.(a)                                     2,191,992
     57,300      Retek, Inc.(a)                                            1,603,254
    106,350      RSA Security, Inc.(a)                                     2,046,174
     42,900      VeriSign, Inc.(a)                                         1,761,045
     86,800      Vignette Corp.(a)                                           592,844
                                                                    ----------------
                                                                          14,159,341
-------------------------------------------------------------------------------------
Leisure  1.5%
     46,400      Harley-Davidson, Inc.                                     2,254,576
     55,800      Royal Caribbean Cruises, Ltd.                             1,302,372
                                                                    ----------------
                                                                           3,556,948
-------------------------------------------------------------------------------------
Media  3.3%
     51,500      Clear Channel Communications, Inc.(a)                     2,588,905
     45,900      Gemstar-TV Guide International, Inc.(a)                   1,361,394
     73,200      USA Networks, Inc.(a)                                     1,695,312
     49,900      Viacom, Inc. (Class 'B' Stock)(a)                         2,115,760
                                                                    ----------------
                                                                           7,761,371
-------------------------------------------------------------------------------------
Medical Services  0.6%
     17,000      Laboratory Corporation of America Holdings(a)             1,324,300
-------------------------------------------------------------------------------------
Medical Technology  1.1%
     43,600      Applera Corp.-Applied Biosystems Group                    1,090,436
     43,400      Guidant Corp.(a)                                          1,567,608
                                                                    ----------------
                                                                           2,658,044
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  1.5%
     98,200      BJ Services Co.(a)                                        2,202,626
     36,100      Grant Prideco, Inc.(a)                                      377,606
     18,000      Smith International, Inc.(a)                                835,200
                                                                    ----------------
                                                                           3,415,432

    12                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Oil & Gas Drilling  0.8%
     26,800      Global Marine, Inc.(a)                             $        385,920
     27,500      Santa Fe International Corp.                                695,750
     24,600      Transocean Sedco Forex, Inc.                                710,940
                                                                    ----------------
                                                                           1,792,610
-------------------------------------------------------------------------------------
Retail  3.9%
     66,700      Barnes & Noble, Inc.(a)                                   2,699,349
     39,300      BJ's Wholesale Club, Inc.(a)                              1,925,700
     92,400      Dollar Tree Stores, Inc.(a)                               2,192,652
     11,900      Home Depot, Inc.                                            546,805
     45,200      Lowe's Cos., Inc.                                         1,681,440
                                                                    ----------------
                                                                           9,045,946
-------------------------------------------------------------------------------------
Semiconductors  3.5%
     42,600      Advanced Micro Devices, Inc.(a)                             577,230
     23,600      Altera Corp.(a)                                             670,240
     43,700      ASM Holding NV (Netherlands)(a)                             794,466
     72,900      Atmel Corp.(a)                                              699,111
     48,900      Integrated Device Technology, Inc.(a)                     1,520,301
     19,300      Intersil Corp. (Class 'A' Stock)(a)                         724,329
     17,900      QLogic Corp.(a)                                             537,179
     57,800      Texas Instruments, Inc.                                   1,913,180
     31,300      Triquint Semiconductor, Inc.(a)                             663,560
                                                                    ----------------
                                                                           8,099,596
-------------------------------------------------------------------------------------
Telecommunications  3.1%
     47,500      Allegiance Telecom, Inc.(a)                                 590,425
     20,700      Amdocs, Ltd. (United Kingdom)(a)                            792,810
     98,700      Sprint Corp. (PCS Group)(a)                               2,465,526
     14,500      Time Warner Telecom, Inc. (Class 'A' Stock)(a)              298,990
     61,300      TyCom, Ltd. (Bermuda)(a)                                    698,820
     72,900      Western Wireless Corp. (Class 'A' Stock)(a)               2,254,797
                                                                    ----------------
                                                                           7,101,368

    See Notes to Financial Statements                                     13

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Telecommunications Equipment  3.7%
    265,900      American Tower Corp. (Class 'A' Stock)(a)          $      3,847,573
     30,000      CIENA Corp.(a)                                              513,600
     46,200      Comverse Technology, Inc.(a)                              1,161,468
     50,000      Newport Corp.                                               906,000
     10,400      QUALCOMM, Inc.(a)                                           612,040
     58,700      Tekelec, Inc.(a)                                            916,894
     48,300      Tellabs, Inc.(a)                                            643,356
                                                                    ----------------
                                                                           8,600,931
-------------------------------------------------------------------------------------
Utility - Electric  0.4%
     26,700      AES Corp.(a)                                                884,304
                                                                    ----------------
                 Total long-term investments (cost $263,436,778)         223,559,762
                                                                    ----------------

Principal
Amount                                      Moody's    Interest    Maturity
(000)                                       Rating     Rate        Date
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  3.5%
Commercial Paper
  $  6,156    American Express Credit Corp. P-1        3.70%       9/04/01          6,156,000
     2,083    General Electric Capital Corp. P-1       3.64        9/04/01          2,083,000
                                                                               --------------
              Total short-term investments
               (cost $8,239,000)                                                    8,239,000
                                                                               --------------
              Total Investments  99.8%
               (cost $271,675,778; Note 4)                                        231,798,762
              Other assets in excess of
               liabilities  0.2%                                                      375,683
                                                                               --------------
              Net Assets  100.0%                                               $  232,174,445
                                                                               --------------
                                                                               --------------

------------------------------
The following abbreviations are used in portfolio descriptions:
ADR--American Depository Receipt.
AG--Aktiengesellschaft (German Stock Company).
NV--Naamloze Vennootschap (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
(a) Non-income producing security.

    14                                     See Notes to Financial Statements

      Strategic Partners Opportunity Fund
Strategic Partners New Era Growth Fund

             Statement of Assets and Liabilities (Unaudited)

                                                                  August 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $271,675,778)                         $   231,798,762
Foreign currency, at value (cost $17,653)                                  17,616
Receivable for investments sold                                         4,015,163
Receivable for Fund shares sold                                           161,079
Deferred offering costs and prepaid expenses                               81,380
Dividends and interest receivable                                          41,027
                                                                  ---------------
      Total assets                                                    236,115,027
                                                                  ---------------
LIABILITIES
Payable to Custodian                                                    1,422,239
Payable for Fund shares reacquired                                      1,210,241
Payable for investments purchased                                         802,963
Management fee payable                                                    189,714
Distribution fee payable                                                  158,322
Accrued expenses and other liabilities                                    157,103
                                                                  ---------------
      Total liabilities                                                 3,940,582
                                                                  ---------------
NET ASSETS                                                        $   232,174,445
                                                                  ---------------
                                                                  ---------------
Net assets were comprised of:
      Shares of beneficial interest, at par                       $        31,401
      Paid-in capital in excess of par                                319,039,064
                                                                  ---------------
                                                                      319,070,465
   Accumulated net investment loss                                     (2,216,914)
   Accumulated net realized loss                                      (44,802,682)
   Net unrealized depreciation on investments                         (39,876,424)
                                                                  ---------------
Net assets, August 31, 2001                                       $   232,174,445
                                                                  ---------------
                                                                  ---------------

    See Notes to Financial Statements                                     15

      Strategic Partners Opportunity Fund
Strategic Partners New Era Growth Fund

             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  August 31, 2001
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($46,822,470
      / 6,314,006 shares of beneficial interest issued and
      outstanding)                                                          $7.42
   Maximum sales charge (5% of offering price)                                .39
                                                                  ---------------
   Maximum offering price to public                                         $7.81
                                                                  ---------------
                                                                  ---------------
Class B:
   Net asset value, offering price and redemption price per
      share ($88,897,735 / 12,042,988 shares of beneficial
      interest issued and outstanding)                                      $7.38
                                                                  ---------------
                                                                  ---------------
Class C:
   Net asset value and redemption price per share ($74,242,008
      / 10,057,684 shares of beneficial interest issued and
      outstanding)                                                          $7.38
   Sales charge (1% of offering price)                                        .07
                                                                  ---------------
   Offering price to public                                                 $7.45
                                                                  ---------------
                                                                  ---------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($22,212,232 / 2,986,580 shares of beneficial
      interest issued and outstanding)                                      $7.44
                                                                  ---------------
                                                                  ---------------

    16                                     See Notes to Financial Statements

      Strategic Partners Opportunity Fund
Strategic Partners New Era Growth Fund

             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                   August 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding tax of $5,662)             $     329,988
   Interest                                                               256,979
                                                                   ---------------
      Total income                                                        586,967
                                                                   ---------------
Expenses
   Management fee                                                       1,262,384
   Distribution fee--Class A                                               70,934
   Distribution fee--Class B                                              524,292
   Distribution fee--Class C                                              448,308
   Amortization of offering costs                                         149,142
   Transfer agent's fees and expenses                                     136,000
   Custodian's fees and expenses                                           87,000
   Registration fees                                                       50,000
   Reports to shareholders                                                 32,000
   Audit fee                                                               15,000
   Legal fees and expenses                                                 12,000
   Trustees' fees and expenses                                             11,000
   Miscellaneous                                                            1,795
                                                                   ---------------
      Total expenses                                                    2,799,855
                                                                   ---------------
Net investment loss                                                    (2,212,888)
                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                            (38,423,601)
   Foreign currency transactions                                            3,766
                                                                   ---------------
                                                                      (38,419,835)
                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        (14,528,718)
   Foreign currencies                                                         591
                                                                   ---------------
                                                                      (14,528,127)
                                                                   ---------------
Net loss on investments and foreign currency transactions             (52,947,962)
                                                                   ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (55,160,850)
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                     17

      Strategic Partners Opportunity Fund
Strategic Partners New Era Growth Fund

             Statement of Changes in Net Assets (Unaudited)

                                               Six Months       November 22, 2000(a)
                                                  Ended               Through
                                             August 31, 2001     February 28, 2001
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                        $  (2,212,888)        $ (1,254,121)
   Net realized loss on investments and
      foreign currency transactions             (38,419,835)          (6,386,873)
   Net unrealized depreciation on
      investments and foreign
      currencies                                (14,528,127)         (25,348,297)
                                             ---------------    --------------------
   Net decrease in net assets resulting
      from operations                           (55,160,850)         (32,989,291)
                                             ---------------    --------------------
Fund share transactions (Note 5)
   Net proceeds from shares sold                 14,472,079          373,610,244
   Cost of shares reacquired                    (41,432,980)         (26,324,757)
                                             ---------------    --------------------
   Net increase (decrease) in net
      assets from Fund share
      transactions                              (26,960,901)         347,285,487
                                             ---------------    --------------------
Total increase (decrease)                       (82,121,751)         314,296,196
NET ASSETS
Beginning of period                             314,296,196                   --
                                             ---------------    --------------------
End of period                                 $ 232,174,445         $314,296,196
                                             ---------------    --------------------
                                             ---------------    --------------------
------------------------------
(a) Commencement of investment operations.

    18                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Notes to Financial Statements (Unaudited)

      Strategic Partners Opportunity Funds (the 'Company'), formerly known as Strategic Partners Series, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of three Funds: Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund (the 'Fund') and Strategic Partners Focused Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business trust on January 28, 2000.

      The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 65% of its total assets) in equity-related securities of emerging U.S. companies that are selected by the Fund's two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities for which the primary market is on an
exchange or NASDAQ National Market securities are valued at the last sale price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments Fund Management LLC ('PIFM'), in consultation with the subadvisers, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Trustees in consultation with the manager and applicable subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange;
                                                                          19

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Notes to Financial Statements (Unaudited) Cont'd.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Notes to Financial Statements (Unaudited) Cont'd.

      Taxes:    For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Offering Expenses:    Offering cost of approximately $295,000 are being
amortized ratably over a period of twelve months from the date the Fund commenced investment operations.

Note 2. Agreements
The Company has a management agreement with PIFM. Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. Effective November 1, 2001, PIFM's name will change to Prudential Investments LLC. PIFM has entered into subadvisory agreements with Jennison Associates LLC ('Jennison') and Massachusetts Financial Services Company ('MFS'). Each subadviser furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) will be divided between the two subadvisers as PIFM deems appropriate. In addition, there will be periodic rebalancing of the portfolio's assets to take into account market fluctuations in order to maintain the approximately equal allocation. As a consequence, the portfolio will allocate assets from the better performing of the two subadvisers to the other.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Company has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
                                                                          21

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Notes to Financial Statements (Unaudited) Cont'd.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, B and C Plans were .25%, 1% and 1%, respectively, of the average daily net assets of Class A, Class B and Class C shares for the six months ended August 31, 2001.

      PIMS has advised the Fund that for the six months ended August 31, 2001, it has received approximately $86,500 and $32,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended August 31, 2001, it has received approximately $307,100 and $88,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and Jennison are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment fee under the SCA was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2001.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Company's transfer agent. During the six months ended August 31, 2001, the Fund incurred fees of approximately $129,200 for the services of PMFS. As of August 31, 2001, approximately $22,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2001 aggregated $242,364,259 and $264,232,325, respectively.

      The United States federal income tax basis of the Fund's investments at August 31, 2001 was $279,351,864 and, accordingly, net unrealized depreciation for federal income tax purposes was $47,553,102 (gross unrealized appreciation--$8,711,854; gross unrealized depreciation--$56,264,956).

      The Fund had elected, for United States federal income tax purposes, to treat net foreign currency losses of $4,026 and net short-term capital losses of $553,258 incurred in the four-month period ended February 28, 2001 as having occurred in the current fiscal year.

Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Six months ended August 31, 2001:
Shares sold                                                     321,946    $  2,722,413
Shares reacquired                                            (1,031,241)     (8,557,303)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                  (709,295)   $ (5,834,890)
                                                            -----------    ------------
                                                            -----------    ------------
November 22, 2000(a) through
  February 28, 2001:
Shares sold                                                   7,995,849    $ 79,992,567
Shares reacquired                                              (972,548)     (9,875,140)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                 7,023,301    $ 70,117,427
                                                            -----------    ------------
                                                            -----------    ------------

---------------
(a) Commencement of investment operations.
                                                                          23

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Six months ended August 31, 2001:
Shares sold                                                     652,163    $  5,521,502
Shares reacquired                                            (1,214,073)     (9,910,309)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                  (561,910)   $ (4,388,807)
                                                            -----------    ------------
                                                            -----------    ------------
November 22, 2000(a) through
  February 28, 2001:
Shares sold                                                  13,076,238    $130,741,661
Shares reacquired                                              (471,340)     (4,817,630)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                12,604,898    $125,924,031
                                                            -----------    ------------
                                                            -----------    ------------
Class C
----------------------------------------------------------
Six months ended August 31, 2001:
Shares sold                                                     435,043    $  3,699,109
Shares reacquired                                            (1,452,257)    (11,840,511)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,017,214)   $ (8,141,402)
                                                            -----------    ------------
                                                            -----------    ------------
November 22, 2000(a) through
  February 28, 2001:
Shares sold                                                  11,441,130    $114,502,954
Shares reacquired                                              (366,232)     (3,643,962)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                11,074,898    $110,858,992
                                                            -----------    ------------
                                                            -----------    ------------
Class Z
----------------------------------------------------------
Six months ended August 31, 2001:
Shares sold                                                     300,637    $  2,529,055
Shares reacquired                                            (1,347,484)    (11,124,857)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                (1,046,847)   $ (8,595,802)
                                                            -----------    ------------
                                                            -----------    ------------
November 22, 2000(a) through
  February 28, 2001:
Shares sold                                                   4,828,031    $ 48,373,062
Shares reacquired                                              (794,604)     (7,988,025)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding                 4,033,427    $ 40,385,037
                                                            -----------    ------------
                                                            -----------    ------------

---------------
(a) Commencement of investment operations.

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Financial Highlights (Unaudited)

                                                           Class A
                                             ------------------------------------
                                             Six Months      November 22, 2000(a)
                                                Ended              Through
                                             August 31,          February 28,
                                                2001                 2001
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $    9.05            $  10.00
                                             -----------         ----------
Income from investment operations
Net investment loss                               (0.05)              (0.02)
Net realized and unrealized loss on
   investments and foreign currencies             (1.58)              (0.93)
                                             -----------         ----------
   Total from investment operations               (1.63)              (0.95)
                                             -----------         ----------
Net asset value, end of period                $    7.42            $   9.05
                                             -----------         ----------
                                             -----------         ----------
TOTAL RETURN(b):                                 (18.12)%             (9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)               $  46,822            $ 63,565
Average net assets (000)                      $  56,285            $ 72,881
Ratios to average net assets:(c)
   Expenses, including distribution and
      service (12b-1) fees                         1.50%               1.64%
   Expenses, excluding distribution and
      service (12b-1) fees                         1.25%               1.39%
   Net investment loss                            (1.08)%             (0.90)%
For Class A, B, C and Z shares:
   Portfolio turnover rate(d)                        91%                 62%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Not annualized.

    See Notes to Financial Statements                                     25

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Financial Highlights (Unaudited) Cont'd.

                                                           Class B
                                             ------------------------------------
                                             Six Months      November 22, 2000(a)
                                                Ended              Through
                                             August 31,          February 28,
                                                2001                 2001
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $    9.04            $  10.00
                                             -----------         ----------
Income from investment operations
Net investment loss                               (0.08)              (0.04)
Net realized and unrealized loss on
   investments and foreign currencies             (1.58)              (0.92)
                                             -----------         ----------
   Total from investment operations               (1.66)              (0.96)
                                             -----------         ----------
Net asset value, end of period                $    7.38            $   9.04
                                             -----------         ----------
                                             -----------         ----------
TOTAL RETURN(b):                                 (18.36)%             (9.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)               $  88,898            $114,003
Average net assets (000)                      $ 104,003            $124,911
Ratios to average net assets:(c)
   Expenses, including distribution and
      service (12b-1) fees                         2.25%               2.39%
   Expenses, excluding distribution and
      service (12b-1) fees                         1.25%               1.39%
   Net investment loss                            (1.84)%             (1.67)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.

    26                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Financial Highlights (Unaudited) Cont'd.

                                                           Class C
                                             ------------------------------------
                                             Six Months      November 22, 2000(a)
                                                Ended              Through
                                             August 31,          February 28,
                                                2001                 2001
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $  9.04             $  10.00
                                             -----------         ----------
Income from investment operations
Net investment loss                              (0.08)               (0.04)
Net realized and unrealized loss on
   investments and foreign currencies            (1.58)               (0.92)
                                             -----------         ----------
   Total from investment operations              (1.66)               (0.96)
                                             -----------         ----------
Net asset value, end of period                 $  7.38             $   9.04
                                             -----------         ----------
                                             -----------         ----------
TOTAL RETURN(b):                                (18.36)%              (9.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $74,242             $100,163
Average net assets (000)                       $88,931             $110,152
Ratios to average net assets:(c)
   Expenses, including distribution and
      service (12b-1) fees                        2.25%                2.39%
   Expenses, excluding distribution and
      service (12b-1) fees                        1.25%                1.39%
   Net investment loss                           (1.84)%              (1.67)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.

    See Notes to Financial Statements                                     27

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Financial Highlights (Unaudited) Cont'd.

                                                           Class Z
                                             ------------------------------------
                                             Six Months      November 22, 2000(a)
                                                Ended              Through
                                             August 31,          February 28,
                                                2001                 2001
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $  9.07             $  10.00
                                             -----------           --------
Income from investment operations
Net investment loss                              (0.03)               (0.02)
Net realized and unrealized loss on
   investments and foreign currencies            (1.60)               (0.91)
                                             -----------           --------
   Total from investment operations              (1.63)               (0.93)
                                             -----------           --------
Net asset value, end of period                 $  7.44             $   9.07
                                             -----------           --------
                                             -----------           --------
TOTAL RETURN(b):                                (17.97)%              (9.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $22,212             $ 36,565
Average net assets (000)                       $29,024             $ 43,658
Ratios to average net assets:(c)
   Expenses, including distribution and
      service (12b-1) fees                        1.25%                1.39%
   Expenses, excluding distribution and
      service (12b-1) fees                        1.25%                1.39%
   Net investment loss                           (0.82)%              (0.65)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.

    28                                     See Notes to Financial Statements
                      www.strategicpartners.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Trustees
Eugene C. Dorsey
Saul K. Fenster
Robert F. Gunia
Maurice F. Holmes
Robert E. LaBlanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Joseph Weber
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
George P. Attisano, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Massachusetts Financial Services Co.
500 Boylston Street
Boston, MA 02116

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols    NASDAQ      CUSIP
    Class A     SNGAX     86276R502
    Class B     SNGBX     86276R601
    Class C     SNGCX     86276R700
    Class Z     SNGZX     86276R809

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

MFSP501E2    86276R502    86276R601    86276R700    86276R809

(LOGO) Printed on Recycled Paper

Semiannual Report August 31, 2001

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

Strategic Partners
Focused Value Fund
Objective: Seeks Long-Term Growth of Capital

This report is not authorized for
distribution to prospective investors
unless preceded or accompanied by a
current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the strategic partners focused value fund (the fund) is long-term growth of capital. The Fund's strategy is to combine the efforts of two investment advisers that employ a value style: Davis Selected Advisers LP (Davis
Advisers) and Salomon Brothers Asset
Management Inc. (Salomon Brothers). Davis
Advisers focuses primarily on value stock of larger U.S. companies with market capitalizations of at least $5 billion. It looks for companies with sustainable earnings per share growth rates selling at modest price-earnings multiples that they anticipate will expand as other investors recognize the company's true worth.
Salomon Brothers employs fundamental
analysis to search for companies whose
share prices appear to undervalue company assets or do not adequately reflect favorable industry trends, earnings declines that it believes are short term in nature, or other factors. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

 Sectors expressed as a percentage of
 net assets as of 8/31/01
   28.4% Financials
   11.7  Healthcare
   10.6  Consumer Staples
   10.5  Communications
    8.9  Industrials
    7.8  Technology
    7.1  Consumer Cyclicals
    4.2  Consumer Services
    3.1  Energy
    1.4  Materials
    1.3  Corporate Bonds
    0.6  U.S. Government Securities
    0.6  Preferred Stock
    3.8 Cash & Equivalents

Five Largest Holdings--
Combined Portfolios

 Expressed as a percentage of
 net assets as of 8/31/01
  5.1% Philip Morris Companies Inc.
       Beverages & Tobacco
  4.8  Tyco International Ltd.
       Manufacturing
  4.1  American Express Co.
       Financial Services
  4.0  American International Group, Inc.
       Insurance
  3.6  Morgan Stanley Dean Witter & Co.
       Financial Services

Holdings are subject to change.

     www.strategicpartners.com  (800) 225-1852

Semiannual Report  August 31, 2001

Cumulative Total Returns1                As of 8/31/01

                       Since Inception2            Since Inception2
                    (Without Sales Charge)        (With Sales Charge)
  Class A                  -2.90%                        -7.76%
  Class B                  -3.20                         -8.04
  Class C                  -3.20                         -5.13
  Class Z                  -2.80                         -2.80
  Lipper Multi-Cap Value
  Fund Avg.3                1.33                           N/A

Past performance is not indative of
future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and
Lipper Inc. Since the Fund has been in
existence less than one year, returns are cumulative, and no average annual total returns are presented. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and
1% for six years. Approximately seven
years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 3/30/01.

3 The Lipper Average is unmanaged, and is
based on the average return for all funds
in each share class for the since
inception period in the Lipper Multi-Cap
Value Fund category. The Lipper Multi-Cap
Value Fund Average includes funds that
invest in a variety of market
capitalization ranges, generally have
between 25% and 75% of their equity assets
in companies with market caps above 300%
of the dollar-weighted median of the S&P
MidCap 400 Index, invest in companies
considered undervalued, and have below-
average price/earnings ratio, price-to-
book ratio, and three-year earnings growth
figure.
                                1

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

                        October 15, 2001

DEAR SHAREHOLDER,
During the first semiannual reporting
period of the Strategic Partners Focused
Value Fund--from its inception on March 30,
2001 to August 31, 2001--the equity market rose until mid-May, then gave back the gains in a gradual price erosion through the rest of the Fund's reporting period.

The Fund's Class A shares returned -2.90%
(-7.76% to those paying the maximum one-time Class A share sales charge), underperforming the 1.33% Lipper Multi-Cap
Value Fund Average. The primary reason for this poor showing during the Fund's start-up period was that it bought several technology and telecommunications stocks that, in the view of the Fund's managers, had represented excellent value after their steep market decline. Because the Fund was creating a new portfolio, it was in a better position than most to take advantage of these value opportunities.
However, these sectors continued to fall substantially in what has turned out to be the largest percentage decline in the U.S.
equity market in more than a quarter
century.

After the end of the Fund's reporting
period, the world was shaken by the
devastating events of September 11.
Increased uncertainty about the future
drove markets down. However, over the time horizon of most equity investors, these events are not likely to derail longer-term economic trends. Although economic recovery may have been delayed somewhat, any change in the long-term strength of the U.S. economy is not expected.

Sincerely,

David R. Odenath, Jr., President
Strategic Partners Opportunity Funds

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Semiannual Report  August 31, 2001

INVESTMENT ADVISERS' REPORT

TECHNOLOGY AND TELECOMMUNICATIONS HADN'T BOTTOMED
By the time of the Fund's inception, many high-quality technology and telecommunications stocks had fallen in price to levels that represented excellent value in relation to their expected earnings and earnings growth, book value
(the value of the company as it appears in its financial statements), or competitive position in rapidly growing industries.
Both of the Fund's advisers took advantage of these apparent buying opportunities.
They included telecommunications hardware companies such as Tellabs, Lucent
Technologies, and Motorola; computer
companies such as Sun Microsystems,
Compaq, and Hewlett Packard; the premier contract manufacturer (for outsourced production) of technology products,
Solectron; and the telecommunications
service providers SBC Communications,
Verizon Communications, and AT&T. Two
cable service providers with primarily
international operations--NTL Communications and UnitedGlobalCom--also were in the portfolio.

These industry groups continued to fall
over the Fund's reporting period because the continuing economic slowdown and inventory hangovers from the year 2000 depressed investment in information technology, while consumers appeared slow to adopt advanced wireless telecommunications services. Of the Fund's holdings in these sectors, only AT&T (see
Comments on Largest Salomon Brothers
Holdings), Motorola, and Verizon (both
also Salomon Brothers' holdings) made
significant positive contributions to its return. AT&T's breakup value was highlighted by Comcast's bid for its cable operations, while Motorola's shares had become too inexpensive for investors to ignore. For most of the rest of these companies, the value investing case is still intact or even strengthened by lower share prices, and they were still held in the portfolio at period end. Many of them are leading companies in their segments.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Semiannual Report  August 31, 2001

However, Salomon Brothers sold the Fund's
Solectron and UnitedGlobalCom shares to
realize tax losses, redeploying the funds in other investments, while Davis Advisers sold its position in Lucent. At period end, only AT&T was among either adviser's largest holdings. Improvement in the earnings of technology and telecommunications companies may have been delayed by the negative jolt to global economies as a result of what occurred on September 11, but value investors traditionally buy near the bottom of an industry's economic cycle and benefit from other investors' short-term perspective.

FINANCIAL SERVICES HELD UP IN THE DOWNTURN
Declining interest rates--which made fixed income investment portfolios more valuable--and higher prices for insurance products supported financial services stocks. Small positive contributions to the Fund's return came from Washington
Mutual (see Comments on Largest Salomon
Brothers Holdings) and Berkshire Hathaway
(insurance), a Davis Advisers selection.
Household International (see Comments on
Largest Davis Advisers Holdings) had a
negligible impact on the Fund's return, in line with the overall market.

However, American Express (see Comments on
Largest Davis Advisers Holdings) had
several exposures that drove its share
price down: the impact of the slowing
economy on travel and use of charge cards, the impact of the declining stock market on American Express's financial advising business, and losses associated with several "junk" bond investments. After the end of the reporting period, the events of September 11 raised the possibility of an even larger decline in American Express's travel business, knocking its share price down further. Davis Advisers believes all of these factors are short term or tied to the economic cycle, and that investors' reaction was overly severe. Davis Advisers added to its holdings at a lower price.

HEALTHCARE IS LESS CYCLICAL
Healthcare stocks, as is generally the
case, have been less affected by the
current economic downturn because spending on health is viewed as a necessity. In addition, hospitals are presently receiving higher Medicare
         www.strategicpartners.com  (800) 225-1852

reimbursements as a result of legislative action last year. In that context, the Fund's performance benefited from a positive contribution from HCA Healthcare
Company, a hospital manager whose earnings are growing (selected by Salomon
Brothers).

Davis Advisers preferred drug companies in this sector, with generally negligible impacts over this period.
Merck's decline was somewhat greater
because it reported disappointing earnings due to lower-than-expected Vioxx sales.
Davis Advisers considers this a short-term setback for a company with excellent long-term growth potential.

TYCO INTERNATIONAL HAD A STRONG GAIN
The Fund's second largest position at
period end was the conglomerate Tyco
International (see Comments on Largest
Davis Advisers Holdings). Tyco shares had a substantial gain over the reporting period, contributing significantly to the
Fund's performance. In addition to its
growth record and strong management,
investors appreciated the firm's current earnings growth and large positive cash flow at a time when these attractive fundamentals were hard to find.

FOOD IS NONCYCLICAL, BUT PERFORMANCE WAS
INCONSISTENT
Both advisers made substantial investments
in consumer and food-related companies
because their earnings are less affected
than most by economic fluctuations. Two of
Salomon Brothers' selections were ConAgra
Foods and Safeway (see Comments on Largest
Salomon Brothers Holdings). ConAgra shares
had been driven down to levels such that
Salomon Brothers analysts thought the
value of the separate businesses were well
above the current market capitalization
(the price of a share times the number of
outstanding shares) of the combined
enterprise. This is a buying sign for
value stocks. During this reporting
period, ConAgra's shares had a substantial
gain, making ConAgra one of the Fund's strongest
performers.
                                  5

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Comments on Largest Holdings

Comments on Largest Davis Advisers Holdings   As of 8/31/01
------------------------------------------------------------

Tyco International Ltd./Manufacturing
Tyco's CEO, Dennis Kozlowski, has made 120 major value-adding acquisitions since becoming CEO in 1992. Tyco understands the importance of developing strong sustainable competitive advantages such as brand names and low cost structures for each of its operating units. It is either first or second in virtually all of its business lines, and is expanding globally, increasing market share, and generating strong cash earnings that can be reinvested for future growth.

American Express Co./Financial Services
American Express possesses a powerful
global brand. The company offers credit
cards, traveler's checks, insurance, and investment advisory services, but its core business is American Express charge cards, which have low default risk and generate strong cash earnings. We believe the company will benefit as consumers and businesses use cards for a greater proportion of their transactions. New CEO
Ken Chenault has had a strong record
throughout his 20-year career at American
Express.

Philip Morris Companies Inc./Beverages & Tobacco
Philip Morris is the largest cigarette
company in the United States. It also owns
84% of Kraft Foods, the largest branded
food/beverage company in the United States and the second largest in the world. Each of its 91 brands--including Marlboro,
Kraft, Nabisco, Post, Philadelphia Cream
Cheese, Maxwell House, and Miller--has
annual sales of $100 million or more; 15 have more than $1 billion. Chairman and CEO Geoffrey Bible has a strong record of strategic acquisitions and increasing cash earnings.

Household International Corp./Financial Services
Household International lends to consumers under the familiar HFC and Beneficial brand names. Chairman and CEO William
Aldinger has increased earnings, made
smart acquisitions, and partnered with key corporate clients (such as Best Buy, GM, and H&R Block) to enhance distribution.
Household's low cost structure and excellent risk management rank it among the most efficient lenders.

American International Group,
Inc./Insurance    AIG is one of the
largest underwriters of commercial and
industrial insurance in the world. It has strong internal growth, but also acquires companies that fit its business model.
Since becoming CEO in 1962, Maurice
Greenberg's record for earnings growth and return on equity are well above the industry average.

Holdings are subject to change.

   www.strategicpartners.com  (800) 225-1852

Semiannual Report  August 31, 2001

Comments on Largest Salomon Brothers Holdings     As of 8/31/01

Washington Mutual, Inc./Financial Services
Washington is the nation's largest
consolidator of savings and loans. It is benefiting from falling interest rates while also maintaining superior credit quality. The boom in home refinancing as interest rates fall is particularly advantageous for Washington because it originates many refinancing loans itself.
Its shares are attractively priced, below
10 times earnings.

Safeway, Inc./Foods
Safeway is the leading food retailer in
the United States. It is poised to benefit from an improving long-term competitive outlook and above-industry revenue growth, while its shares are attractively priced for its earnings outlook. We think Safeway has one of the best management teams in the business. Moreover, it is strong on the West Coast, where tight space constrains the development of competition from supercenter stores.

AT&T Corp./Telecommunications
AT&T is a leading provider of
telecommunications services--including
cable and long distance--whose shares are selling for less than we believe would be the sum of the price of the enterprise's parts if they were sold separately. Its cable properties are poised to deliver strong revenue growth and accelerating cash flow growth. In our view, Comcast's recent unsolicited bid for AT&T's cable assets highlighted its value.

ConAgra Foods, Inc./Foods
Conagra is a diversified food company
whose parts also appear to be worth more separately than the current market value of the firm's shares. Its management is examining various strategies to release this value for shareholders. The company's high dividend yield (dividend divided by share price) is particularly attractive.

News Corp, Ltd. (ADR)/Media
News Corp. is a vertically integrated
international media company. The company is poised to deliver attractive revenue growth, despite the current weak advertising market, as a result of several strategic decisions over the last few years. Management is intent on maximizing the benefits of this revenue growth with a significant cost reduction effort.

Holdings are subject to change.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Semiannual Report  August 31, 2001

Safeway shares also offered a classic
value opportunity. Its second-quarter
earnings and same-store sales were below analysts' expectations. The stock dropped sharply, and Salomon Brothers "bought on weakness" because of the long-term strengths (described in Comments on Largest
Salomon Brothers Holdings, on page 7).

Both advisers favored two companies with broader interests in consumer products:
Costco Wholesale and Philip Morris (see
Comments on Largest Davis Advisers
Holdings). Neither stock had a substantial impact on the Fund's return. Davis
Advisers' food-related selections included
McDonald's Corporation, whose shares
provided a double-digit return over the
period.

Strategic Partners Focused Value Fund Management Team

           Semiannual Report August 31, 2001

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

Strategic Partners
Focused Value Fund

                        Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of August 31, 2001 (Unaudited)

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.6%
Common Stocks  92.8%
-------------------------------------------------------------------------------------
Aluminum  1.4%
    100,000   Alcoa Inc.                                          $      3,812,000
-------------------------------------------------------------------------------------
Beverages & Tobacco  5.1%
    292,100   Philip Morris Companies Inc.                              13,845,540
-------------------------------------------------------------------------------------
Commercial Services  2.2%
    106,800   United Parcel Service Incorporated                         5,898,564
-------------------------------------------------------------------------------------
Computers  6.2%
    250,000   Compaq Computer Corp.                                      3,087,500
    225,000   EMC Corp.(a)                                               3,478,500
    169,500   Hewlett-Packard Co.                                        3,934,095
    554,000   Sun Microsystems, Inc.(a)                                  6,343,300
                                                                  ----------------
                                                                        16,843,395
-------------------------------------------------------------------------------------
Electronics  1.6%
    250,000   Motorola, Inc.                                             4,350,000
-------------------------------------------------------------------------------------
Financial Services  22.6%
    304,600   American Express Co.                                      11,093,532
    100,000   Bank of New York Co., Inc.                                 3,970,000
     64,500   Federal Home Loan Mortgage Corp.                           4,055,760
    160,000   FleetBoston Financial Corporation                          5,892,800
     67,600   Golden West Financial Corp.                                3,912,012
    141,200   Household International Corp.                              8,344,920
    181,500   Morgan Stanley Dean Witter & Co.                           9,683,025
    225,000   Washington Mutual, Inc.                                    8,424,000
    129,600   Wells Fargo & Co.                                          5,962,896
                                                                  ----------------
                                                                        61,338,945
-------------------------------------------------------------------------------------
Foods  5.5%
    300,000   ConAgra, Inc.                                              6,885,000
    175,000   Safeway,Inc.(a)                                            7,894,250
                                                                  ----------------
                                                                        14,779,250

    10                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Hospitals/Healthcare  1.5%
     90,000   HCA Healthcare Co.                                  $      4,116,600
-------------------------------------------------------------------------------------
Insurance  5.8%
    139,500   American International Group, Inc.                        10,908,900
      2,100   Berkshire Hathaway Incorporated Delaware(a)                4,855,200
                                                                  ----------------
                                                                        15,764,100
-------------------------------------------------------------------------------------
Manufacturing  8.1%
    200,300   Masco Corp.                                                5,171,746
     35,700   Minnesota Mining & Manufacturing Co. (3M)                  3,716,370
    249,500   Tyco International Ltd.                                   12,961,525
                                                                  ----------------
                                                                        21,849,641
-------------------------------------------------------------------------------------
Media  2.4%
    230,000   News Corp. Ltd. (ADR)                                      6,382,500
-------------------------------------------------------------------------------------
Medical Products  1.7%
    500,000   Nycomed Amersham PLC                                       4,425,636
     11,290   Zimmer Holdings, Inc.(a)                                     307,088
                                                                  ----------------
                                                                         4,732,724
-------------------------------------------------------------------------------------
Oil & Gas  3.1%
    140,000   Conoco Incorporated                                        4,151,000
    152,000   Diamond Offshore Drilling, Inc.                            4,240,800
                                                                  ----------------
                                                                         8,391,800
-------------------------------------------------------------------------------------
Paper & Packaging  0.8%
     55,000   International Paper Co.                                    2,206,600
-------------------------------------------------------------------------------------
Pharmaceuticals  8.5%
    112,200   American Home Products Corp.                               6,283,200
    112,900   Bristol-Myers Squibb Co.                                   6,338,206
     64,200   Eli Lilly & Co.                                            4,983,846
     84,500   Merck & Co., Inc.                                          5,500,950
                                                                  ----------------
                                                                        23,106,202

    See Notes to Financial Statements                                     11

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Real Estate  1.8%
    150,000   Equity Office Properties Trust                      $      4,813,500
-------------------------------------------------------------------------------------
Retail  7.1%
    223,100   Costco Wholesale Corp.                                     8,346,171
    175,000   Federated Department Stores, Inc.(a)                       6,354,250
    300,000   Staples, Inc.(a)                                           4,515,000
                                                                  ----------------
                                                                        19,215,421
-------------------------------------------------------------------------------------
Telecommunications  7.4%
    400,000   AT&T Corp.                                                 7,616,000
    100,000   SBC Communications, Inc.                                   4,091,000
    322,400   Tellabs, Inc.(a)                                           4,294,368
     80,000   Verizon Communications                                     4,000,000
                                                                  ----------------
                                                                        20,001,368
              Total common stocks
               (cost $259,329,205)                                     251,448,150
                                                                  ----------------
PREFERRED STOCKS  1.0%
-------------------------------------------------------------------------------------
Telecommunications  1.0%
              UnitedGlobalCom, Inc.
    300,000   Series D (cost $4,808,860)                                 2,587,500
                                                                  ----------------

Principal
Amount                                 Moody's        Interest     Maturity
(000)                                  Ratings        Rate         Date
----------------------------------------------------------------------------------------------------
CORPORATE BONDS  1.8%
-----------------------------------------------------------------------------------
Telecommunications  1.8%
             NTL Communications Corp.
              Subordinated Note
  $  9,000    Convertible              Caa1           7.00%          12/15/08        3,408,300
             United International
              Holdings
              Inc., Sr. Disc. Notes,
             Zero Coupon (until
              2/15/03)
     5,000    (cost $1,531,250)        Caa1           10.75           2/15/08        1,550,000
                                                                                --------------
             Total corporate bonds
              (cost $5,308,710)                                                      4,958,300
                                                                                --------------
             Total long-term
              investments
              (cost $269,446,775)                                                  258,993,950
                                                                                --------------

    12                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Principal
Amount                                 Moody's        Interest     Maturity     Value
(000)        Description               Ratings        Rate         Date         (Note 1)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  4.4%
-----------------------------------------------------------------------------------
Commercial Paper  3.1%
  $  2,500   Pfizer Incorporated       P-1            3.42%           9/19/01   $    2,495,725
             UBS Finance Incorporated
     6,000    LLC                      P-1            3.46            9/20/01        5,989,044
                                                                                --------------
             Total commercial paper
              (cost $8,484,769)                                                      8,484,769
                                                                                --------------
-----------------------------------------------------------------------------------
U.S. Government Securities  0.6%
             Federal National Mortgage
              Association
     1,683   (cost $1,682,495)         Aaa            3.60             9/4/01        1,682,495
-----------------------------------------------------------------------------------
Repurchase Agreement  0.7%
             Joint Repurchase Agreement
              Account,
     1,937    (cost $1,937,000)                       3.65             9/4/01        1,937,000
                                                                                --------------
             Total short-term
              investments
              (cost $12,104,264)                                                    12,104,264
                                                                                --------------
             Total Investments  100.0%
              (cost $281,551,039; Note
              4)                                                                   271,098,214
             Liabilities in excess of
              other assets                                                             (96,086)
                                                                                --------------
             Net Assets  100%                                                   $  271,002,128
                                                                                --------------
                                                                                --------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
PLC--Public Liability Company (British Company).
LLC--Limited Liability Company.
    See Notes to Financial Statements                                     13

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  August 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $281,551,039)                         $   271,098,214
Cash                                                                        2,477
Foreign currency at value (cost $32,013)                                   32,877
Receivable for Investments sold                                         3,238,996
Receivable for Fund shares sold                                         1,345,067
Dividends receivable                                                      336,114
Interest receivable                                                       135,419
Deferred offering cost and other assets                                    62,292
                                                                 -----------------
      Total assets                                                    276,251,456
                                                                 -----------------
LIABILITIES
Payable for Investments purchased                                       3,968,560
Payable for Fund shares reacquired                                        722,541
Management fee payable                                                    215,044
Distribution fee payable                                                  190,200
Accrued expenses                                                          152,983
                                                                 -----------------
      Total liabilities                                                 5,249,328
                                                                 -----------------
NET ASSETS                                                        $   271,002,128
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $        27,974
   Paid-in capital in excess of par                                   281,688,372
                                                                 -----------------
                                                                      281,716,346
   Net investment loss                                                   (168,684)
   Net realized loss on investments                                       (95,566)
   Net unrealized depreciation on investments                         (10,449,968)
                                                                 -----------------
Net assets, August 31, 2001                                       $   271,002,128
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  August 31, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($45,064,847
      / 4,640,784 shares of beneficial interest issued and
      outstanding)                                                          $9.71
   Maximum sales charge (5% of offering price)                               0.51
                                                                 -----------------
   Maximum offering price to public                                        $10.22
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($117,645,671 / 12,154,326 shares of beneficial
      interest issued and outstanding)                                      $9.68
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($87,590,680
      / 9,049,412 shares of beneficial interest issued and
      outstanding)                                                          $9.68
   Sales charge (1% of offering price)                                       0.10
                                                                 -----------------
   Offering price to public                                                 $9.78
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($20,700,930 / 2,129,723 shares of beneficial
      interest issued and outstanding)                                      $9.72
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     15

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Operations (Unaudited)

                                                                March 30, 2001(a)
                                                                     Through
                                                                 August 31, 2001
-----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding tax of $3,556)           $    1,657,082
   Interest                                                              509,500
                                                               --------------------
      Total income                                                     2,166,582
                                                               --------------------
Expenses
   Management fee                                                      1,023,626
   Distribution fee--Class A                                              51,179
   Distribution fee--Class B                                             488,141
   Distribution fee--Class C                                             355,817
   Amortization of offering costs                                        118,990
   Transfer agent's fees and expenses                                    106,000
   Custodian's fees and expenses                                          59,000
   Reports to shareholders                                                47,000
   Registration fees                                                      39,000
   Trustees' fees and expenses                                            16,000
   Audit fee                                                              13,000
   Legal fees and expenses                                                11,000
   Miscellaneous expenses                                                  6,513
                                                               --------------------
      Total expenses                                                   2,335,266
                                                               --------------------
Net investment loss                                                     (168,684)
                                                               --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized loss on:
   Investment transactions                                               (92,998)
   Foreign currencies                                                     (2,568)
                                                               --------------------
                                                                         (95,566)
                                                               --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                       (10,452,825)
   Foreign currencies                                                      2,857
                                                               --------------------
                                                                     (10,449,968)
                                                               --------------------
Net loss on investments and foreign currencies                       (10,545,534)
                                                               --------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (10,714,218)
                                                               --------------------
                                                               --------------------
------------------------------
(a) Commencement of investment operations.

    16                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Changes in Net Assets (Unaudited)

                                                               March 30, 2001(a)
                                                                    Through
                                                                August 31, 2001
----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment loss                                           $     (168,684)
   Net realized loss on investments and foreign currency
      transactions                                                      (95,566)
   Net unrealized depreciation on investments and foreign
      currencies                                                    (10,449,968)
                                                              --------------------
   Net decrease in net assets resulting from operations             (10,714,218)
                                                              --------------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                                    305,522,818
   Cost of shares reacquired                                        (23,806,472)
                                                              --------------------
   Net increase in net assets from Fund share transactions          281,716,346
                                                              --------------------
Total increase                                                      271,002,128
NET ASSETS
Beginning of period                                                          --
                                                              --------------------
End of period                                                    $  271,002,128
                                                              --------------------
                                                              --------------------
------------------------------
(a) Commencement of investment operations.

    See Notes to Financial Statements                                     17

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited)

      Strategic Partners Opportunity Funds (the 'Company'), formerly known as Strategic Partners Series is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of three Series: Strategic Partners Opportunity Funds--Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund and Strategic Partners Focused Value Fund (the 'Fund'). The financial statements of the other Series are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000.

      The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 65% of its total assets) in equity related securities of small, mid, and large sized U.S. companies that are selected by the Fund's two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities for which the primary market is on an
exchange or NASDAQ National Market securities are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments Fund Management LLC ('PIFM'), in consultation with the subadvisers, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which reliable market quotations are not readily available are valued by the Committee or Board of Trustees in consultation with the manager and applicable subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.
    18

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from the valuing of foreign currency denominated assets (excluding investments) and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Such estimates may differ from actual.
                                                                          19

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.


      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Company is treated as a separate tax paying entity. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Offering Expenses:    Offering cost of approximately $179,000 are being
amortized ratably over a period of twelve months from the date the Fund commenced operations.

Note 2. Agreements
The Company has a management agreement for the Fund with PIFM. Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. Effective November 1, 2001, PIFM's name will change to Prudential Investments LLC. PIFM has entered into subadvisory agreements with Davis Selected Advisers L.P. ('Davis Advisers') and Salomon Brothers Asset Management, Inc. ('Salomon Brothers'). Each subadviser furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) will be divided between the two subadvisers as PIFM deems appropriate. In addition, there will be periodic rebalancing of the portfolio's assets to take into account market fluctuations in order to maintain the approximately
    20

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

equal allocation. As a consequence, the portfolio will allocate assets from the better performing of the two subadvisers to the other.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Company has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1%, respectively, for the period ended August 31, 2001.

      PIMS has advised the Fund that it has received approximately $1,973,700 and $852,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the period ended August 31, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $179,400 and $21,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to
                                                                          21

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

$930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended August 31, 2001.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the period ended August 31, 2001, the Fund incurred fees of approximately $78,000 for the services of PMFS. As of August 31, 2001, approximately $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      For the period ended August 31, 2001, Prudential Securities Incorporated, an indirect wholly owned subsidiary of Prudential, earned approximately $12,500 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the period ended August 31, 2001 aggregated $317,305,410 and $47,768,119, respectively.

      The United States federal income tax basis of the Fund's investments at August 31, 2001 was substantially the same as for financial reporting purposes and, accordingly, net unrealized depreciation for federal income tax purposes was $10,452,825 (gross unrealized appreciation--$10,382,515; gross unrealized depreciation--$20,835,340).

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies transfers uninvested cash into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of August 31, 2001, the Fund had a .38% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $1,937,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:
    22

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Greenwich Capital Markets, 3.65%, in the principal amount of $167,895,000, repurchase price $167,963,090, due 9/04/01. The value of the collateral including accrued interest was $168,880,406.

      UBS Warburg, 3.65%, in the principal amount of $167,894,000, repurchase price $167,962,090, due 9/04/01. The value of the collateral including accrued interest was $168,184,967.

      Credit Suisse First Boston Corp., 3.66%, in the principal amount of $167,895,000, repurchase price $167,963,277, due 9/04/01. The value of the collateral including accrued interest was $170,493,720.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
March 30, 2001(a) through
  August 31, 2001:
Shares sold                                                   5,746,700    $ 57,765,796
Shares reacquired                                            (1,106,368)    (11,263,127)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  4,640,332      46,502,669
Shares issued upon conversion from Class B                          452           3,907
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 4,640,784    $ 46,506,576
                                                             ----------    ------------
                                                             ----------    ------------
Class B
-----------------------------------------------------------
March 30, 2001(a) through
  August 31, 2001:
Shares sold                                                  12,663,977    $127,601,924
Shares reacquired                                              (510,104)     (5,197,351)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 12,153,873     122,404,573
Shares reacquired upon conversion from Class A                      453          (3,907)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                12,154,326    $122,400,666
                                                             ----------    ------------
                                                             ----------    ------------

------------------------------
(a) Commencement of investment operations.
                                                                          23

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
March 30, 2001(a) through
  August 31, 2001:
Shares sold                                                   9,306,546    $ 93,941,656
Shares reacquired                                              (257,134)     (2,616,599)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 9,049,412    $ 91,325,057
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
-----------------------------------------------------------
March 30, 2001(a) through
  August 31, 2001:
Shares sold                                                   2,590,542    $ 26,213,442
Shares reacquired                                              (460,819)     (4,729,395)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 2,129,723    $ 21,484,047
                                                             ----------    ------------
                                                             ----------    ------------

------------------------------
(a) Commencement of investment operations.
    24

      Strategic Partners Opportunity Fund
Strategic Partners Focused Value Fund
             Financial Highlights (Unaudited)

                                           March 30, 2001(a) Through August 31, 2001
                                ---------------------------------------------------------------
                                  Class A          Class B          Class C          Class Z
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning
   of period                    $      10.00     $      10.00     $      10.00     $      10.00
                                ------------     ------------     ------------     ------------
Income from investment
   operations
Net investment income
(loss)                                  0.02            (0.01)           (0.01)            0.03
Net realized and unrealized
   loss on investments                 (0.31)           (0.31)           (0.31)           (0.31)
                                ------------     ------------     ------------     ------------
   Total from investment
      operations                       (0.29)           (0.32)           (0.32)           (0.28)
                                ------------     ------------     ------------     ------------
Net asset value, end of
period                          $       9.71     $       9.68     $       9.68     $       9.72
                                ------------     ------------     ------------     ------------
                                ------------     ------------     ------------     ------------
TOTAL INVESTMENT RETURN(b):            (2.90)%          (3.20)%          (3.20)%          (2.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                           $     45,065     $    117,646     $     87,591     $     20,701
Average net assets (000)        $     49,159     $    117,218     $     85,443     $     21,297
Ratios to average net
assets:(c)
   Expenses, including
      distribution and
      service (12b-1) fees              1.52%            2.27%            2.27%            1.27%
   Expenses, excluding
      distribution and
      service (12b-1) fees              1.27%            1.27%            1.27%            1.27%
   Net investment income
      (loss)                             .39%            (.36)%           (.36)%            .63%
Portfolio turnover(d)                     18%              18%              18%              18%

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Not annualized.
    See Notes to Financial Statements                                     25

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

   Getting the Most from your Mutual Fund

How many times have you read these
reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations
(CMOs): Mortgage-backed bonds that
separate mortgage pools into different
maturity classes called tranches. These
instruments are sensitive to changes in
interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate
charged by one bank to
another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

      www.strategicpartners.com  (800) 225-1852

Leverage: The use of borrowed assets to
enhance return. The expectation is that
the interest rate charged on borrowed
funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the
difference between "bid" and "asked"
prices of a security, or between the
yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign
company or government on the U.S. market and denominated in U.S. dollars.

Strategic Partners Opportunity Funds

  The Strategic Partners Mutual Fund Family

Strategic Partners offers a variety of
mutual funds designed to meet
your individual needs. For information
about these funds, contact your
financial professional or call us at (800)
225-1852. Please read the applicable
prospectus carefully before you invest or send money.

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This fund is not a direct purchase money fund and is only an exchangeable money fund.

    www.strategicpartners.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

---------------------------------------------------
Trustees
Eugene C. Dorsey
Saul K. Fenster
Robert F. Gunia
Maurice F. Holmes
Robert E. LaBlanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Stephen Stoneburn
Joseph Weber
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
George P. Attisano, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Davis Selected Advisers LP
2949 Elvira Road, Suite 101
Tucson, AZ 85706

Salomon Brothers Asset Management Inc.
388 Greenwich Street
New York, NY 10013

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

-------------------------------
Fund Symbols   NASDAQ   CUSIP
  Class A      SUVAX  86276R858
  Class B      SUVBX  86276R866
  Class C      SUVCX  86276R874
  Class Z      SUVZX  86276R882
-------------------------------

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

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MFSP502E2  86276R858  86276R866  86276R874  86276R882

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